UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

December 31, 2008

1.842158.102

HCCIP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
BIOTECHNOLOGY - 20.7%
Biotechnology - 20.7%
Alexion Pharmaceuticals, Inc. (a)	45,800	$ 1,657,502
Alkermes, Inc. (a)	88,200	939,330
Alnylam Pharmaceuticals, Inc. (a)	72,063	1,782,118
Amgen, Inc. (a)	370,555	21,399,551
Biogen Idec, Inc. (a)	227,201	10,821,584
BioMarin Pharmaceutical, Inc. (a)(d)	190,550	3,391,790
Cephalon, Inc. (a)(d)	24,600	1,895,184
Cougar Biotechnology, Inc. (a)	11,226	291,876
CSL Ltd.	58,331	1,403,076
Emergent BioSolutions, Inc. (a)	2,400	62,664
Genentech, Inc. (a)	404,200	33,512,222
Genomic Health, Inc. (a)	7,400	144,152
Genzyme Corp. (a)	217,268	14,420,077
Gilead Sciences, Inc. (a)	321,847	16,459,256
GTx, Inc. (a)(d)	82,500	1,389,300
Molecular Insight Pharmaceuticals, Inc. (a)(d)	12,167	52,318
Myriad Genetics, Inc. (a)	22,900	1,517,354
ONYX Pharmaceuticals, Inc. (a)	96,593	3,299,617
OSI Pharmaceuticals, Inc. (a)	32,800	1,280,840
PDL BioPharma, Inc.	94,176	582,008
Theravance, Inc. (a)	45,851	568,094
United Therapeutics Corp. (a)	43,600	2,727,180
		119,597,093
CHEMICALS - 0.2%
Fertilizers & Agricultural Chemicals - 0.2%
Monsanto Co.	17,000	1,195,950
Specialty Chemicals - 0.0%
Jubilant Organosys Ltd.	69,004	170,241
TOTAL CHEMICALS		1,366,191
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
PRG-Schultz International, Inc. (a)	3,400	13,872
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. Class A (a)	387,500	778,875
Common Stocks - continued
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - CONTINUED
Specialized Consumer Services - continued
Service Corp. International	20,300	$ 100,891
Stewart Enterprises, Inc. Class A	313,820	944,598
		1,824,364
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Other Diversifed Financial Services - 0.0%
MBF Healthcare Acquisition Corp. warrants 4/16/11 (a)	56,107	561
FOOD & STAPLES RETAILING - 0.8%
Drug Retail - 0.8%
China Nepstar Chain Drugstore Ltd. ADR	10,700	54,035
CVS Caremark Corp.	157,232	4,518,848
		4,572,883
HEALTH CARE EQUIPMENT & SUPPLIES - 17.6%
Health Care Equipment - 14.5%
American Medical Systems Holdings, Inc. (a)	164,341	1,477,426
Aspect Medical Systems, Inc. (a)	29,600	99,752
Baxter International, Inc.	431,649	23,132,070
Boston Scientific Corp. (a)	1,126,200	8,716,788
Conceptus, Inc. (a)	51,475	783,450
CONMED Corp. (a)	72,500	1,735,650
Covidien Ltd.	614,602	22,273,176
Electro-Optical Sciences, Inc. (a)	144,862	485,288
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(f)	18,650	35,958
ev3, Inc. (a)	129,933	792,591
Golden Meditech Co. Ltd. (a)	2,874,000	391,004
Hospira, Inc. (a)	167,402	4,489,722
Integra LifeSciences Holdings Corp. (a)	119,100	4,236,387
Kinetic Concepts, Inc. (a)	37,497	719,192
Masimo Corp. (a)	33,000	984,390
Medtronic, Inc.	162,068	5,092,177
Meridian Bioscience, Inc.	10,500	267,435
Micrus Endovascular Corp. (a)	117,248	1,361,249
Mindray Medical International Ltd. sponsored ADR (d)	35,371	636,678
Natus Medical, Inc. (a)	600	7,770
NeuroMetrix, Inc. (a)	97,341	82,740
NuVasive, Inc. (a)	3,700	128,205
Quidel Corp. (a)	11,100	145,077
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
St. Jude Medical, Inc. (a)	133,600	$ 4,403,456
Syneron Medical Ltd. (a)	71,700	597,978
Wright Medical Group, Inc. (a)	36,743	750,659
		83,826,268
Health Care Supplies - 3.1%
Alcon, Inc.	50,151	4,472,968
Align Technology, Inc. (a)	48,900	427,875
Immucor, Inc. (a)	14,460	384,347
InfuSystems Holdings, Inc. (a)	539,000	1,266,650
Inverness Medical Innovations, Inc. (a)	520,637	9,845,246
RTI Biologics, Inc. (a)	412,000	1,137,120
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	356,000	541,855
		18,076,061
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		101,902,329
HEALTH CARE PROVIDERS & SERVICES - 17.2%
Health Care Distributors & Services - 1.3%
Henry Schein, Inc. (a)	45,200	1,658,388
McKesson Corp.	118,500	4,589,505
Profarma Distribuidora de Produtos Farmaceuticos SA	648,200	1,508,070
		7,755,963
Health Care Facilities - 1.3%
Community Health Systems, Inc. (a)	96,826	1,411,723
Hanger Orthopedic Group, Inc. (a)	133,761	1,940,872
Sun Healthcare Group, Inc. (a)	147,705	1,307,189
Tenet Healthcare Corp. (a)	189,800	218,270
Universal Health Services, Inc. Class B	63,200	2,374,424
		7,252,478
Health Care Services - 9.5%
athenahealth, Inc. (a)	45,404	1,708,098
Diagnosticos da America SA	41,000	404,591
Express Scripts, Inc. (a)	244,365	13,435,188
Fresenius Medical Care AG sponsored ADR	37,500	1,769,250
Genoptix, Inc. (a)	22,000	749,760
Health Grades, Inc. (a)	427,346	880,333
Healthways, Inc. (a)	20,900	239,932
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Laboratory Corp. of America Holdings (a)	58,200	$ 3,748,662
LHC Group, Inc. (a)	49,600	1,785,600
Medco Health Solutions, Inc. (a)	686,622	28,776,328
NightHawk Radiology Holdings, Inc. (a)	280,898	1,365,164
Rural/Metro Corp. (a)	136,500	244,335
Virtual Radiologic Corp. (a)(d)	16,375	138,860
		55,246,101
Managed Health Care - 5.1%
Coventry Health Care, Inc. (a)	16,100	239,568
Health Net, Inc. (a)	20,700	225,423
Humana, Inc. (a)	167,411	6,241,082
UnitedHealth Group, Inc.	550,489	14,643,007
Universal American Financial Corp. (a)	57,545	507,547
WellPoint, Inc. (a)	184,700	7,781,411
		29,638,038
TOTAL HEALTH CARE PROVIDERS & SERVICES		99,892,580
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
HLTH Corp. (a)	5,827	60,950
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Centerplate, Inc. unit	2,900	4,959
LIFE SCIENCES TOOLS & SERVICES - 3.2%
Life Sciences Tools & Services - 3.2%
Albany Molecular Research, Inc. (a)	3,483	33,924
Bruker BioSciences Corp. (a)	120,339	486,170
Charles River Laboratories International, Inc. (a)	32,500	851,500
Illumina, Inc. (a)(d)	271,829	7,081,145
Lonza Group AG	25,932	2,398,669
PAREXEL International Corp. (a)	23,323	226,466
QIAGEN NV (a)	212,010	3,722,896
Thermo Fisher Scientific, Inc. (a)	90,983	3,099,791
Waters Corp. (a)	14,300	524,095
		18,424,656
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	11,300	$ 86,897
PHARMACEUTICALS - 35.7%
Pharmaceuticals - 35.7%
Abbott Laboratories	353,682	18,876,008
Allergan, Inc.	283,315	11,423,261
Auxilium Pharmaceuticals, Inc. (a)	49,200	1,399,248
Bristol-Myers Squibb Co.	635,828	14,783,001
China Shineway Pharmaceutical Group Ltd.	740,500	417,985
Elan Corp. PLC sponsored ADR (a)	15,000	90,000
Eli Lilly & Co.	16,000	644,320
Johnson & Johnson	278,723	16,675,997
Merck & Co., Inc.	1,257,270	38,221,009
Pfizer, Inc.	2,061,007	36,500,434
Piramal Healthcare Ltd.	88,196	433,985
Schering-Plough Corp.	1,260,157	21,460,474
Shire PLC sponsored ADR	89,023	3,986,450
Teva Pharmaceutical Industries Ltd. sponsored ADR	165,479	7,044,441
Valeant Pharmaceuticals International (a)(d)	38,900	890,810
Wyeth	845,173	31,702,439
XenoPort, Inc. (a)	80,451	2,017,711
		206,567,573
TOTAL COMMON STOCKS (Cost $598,531,174)		554,314,908
Convertible Preferred Stocks - 0.2%

PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50% (Cost $851,824)	1,400	922,642
Corporate Bonds - 0.4%
	Principal Amount
Convertible Bonds - 0.2%
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
Lincare Holdings, Inc. 2.75% 11/1/37	$ 1,550,000	1,294,560
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 0.2%
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
DASA Finance Corp. 8.75% 5/29/18 (e)	$ 1,138,000	$ 887,640
TOTAL CORPORATE BONDS (Cost $2,369,079)		2,182,200
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	16,102,624	16,102,624
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	6,724,694	6,724,694
TOTAL MONEY MARKET FUNDS (Cost $22,827,318)		22,827,318
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $624,579,395)		580,247,068
NET OTHER ASSETS - (0.2)%		(1,177,537)
NET ASSETS - 100%		$ 579,069,531
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $887,640 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,958 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 19
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 70,510
Fidelity Securities Lending Cash Central Fund	40,236
Total	$ 110,746
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 580,247,068	$ 569,436,231	$ 10,810,276	$ 561
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(11,468)
Total Unrealized Gain (Loss)	(9,027)
Cost of Purchases	-
Proceeds of Sales	(1,371)
Amortization/Accretion	-
Transfer in/out of Level 3	22,427
Ending Balance	$ 561

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $643,576,651. Net unrealized depreciation aggregated $63,329,583, of which $27,822,127 related to appreciated investment securities and $91,151,710 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

December 31, 2008

1.842155.102

MTCIP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
BUILDING PRODUCTS - 2.2%
Building Products - 2.2%
Masco Corp.	250,400	$ 2,786,952
USG Corp. (a)(d)	65,600	527,424
		3,314,376
CHEMICALS - 54.7%
Commodity Chemicals - 1.9%
Celanese Corp. Class A	239,322	2,974,772
Diversified Chemicals - 13.0%
E.I. du Pont de Nemours & Co.	460,049	11,639,240
FMC Corp.	136,480	6,104,750
Solutia, Inc. (a)	465,300	2,093,850
		19,837,840
Fertilizers & Agricultural Chemicals - 12.7%
Monsanto Co.	276,832	19,475,132
Industrial Gases - 11.6%
Air Products & Chemicals, Inc.	46,000	2,312,420
Airgas, Inc.	144,800	5,645,752
Praxair, Inc.	165,400	9,818,144
		17,776,316
Specialty Chemicals - 15.5%
Albemarle Corp.	188,432	4,202,034
Ecolab, Inc.	130,200	4,576,530
Lubrizol Corp.	134,875	4,908,101
Nalco Holding Co. (d)	211,982	2,446,272
Rockwood Holdings, Inc. (a)	72,400	781,920
Rohm & Haas Co.	46,000	2,842,340
Valspar Corp.	79,900	1,445,391
W.R. Grace & Co. (a)	426,200	2,544,414
		23,747,002
TOTAL CHEMICALS		83,811,062
CONSTRUCTION MATERIALS - 2.3%
Construction Materials - 2.3%
Martin Marietta Materials, Inc. (d)	36,900	3,582,252
CONTAINERS & PACKAGING - 13.8%
Metal & Glass Containers - 10.3%
Ball Corp.	83,300	3,464,447
Crown Holdings, Inc. (a)	167,900	3,223,680
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - CONTINUED
Metal & Glass Containers - continued
Myers Industries, Inc.	43,008	$ 344,064
Owens-Illinois, Inc. (a)(d)	210,300	5,747,499
Pactiv Corp. (a)	119,300	2,968,184
		15,747,874
Paper Packaging - 3.5%
Packaging Corp. of America	144,000	1,938,240
Rock-Tenn Co. Class A	72,836	2,489,534
Temple-Inland, Inc. (d)	214,026	1,027,325
		5,455,099
TOTAL CONTAINERS & PACKAGING		21,202,973
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
Centex Corp.	28,800	306,432
MACHINERY - 0.6%
Construction & Farm Machinery & Heavy Trucks - 0.6%
Deere & Co.	22,600	866,032
MARINE - 0.9%
Marine - 0.9%
Safe Bulkers, Inc.	122,600	818,968
Ultrapetrol (Bahamas) Ltd. (a)	198,700	633,853
		1,452,821
METALS & MINING - 16.2%
Diversified Metals & Mining - 4.4%
BHP Billiton PLC	71,200	1,401,663
Freeport-McMoRan Copper & Gold, Inc. Class B	217,463	5,314,796
		6,716,459
Gold - 8.1%
Agnico-Eagle Mines Ltd.	24,100	1,243,328
Goldcorp, Inc.	24,500	773,038
Newmont Mining Corp.	211,600	8,612,120
Randgold Resources Ltd. sponsored ADR	11,300	496,296
Yamana Gold, Inc.	177,800	1,380,957
		12,505,739
Precious Metals & Minerals - 0.3%
Impala Platinum Holdings Ltd.	31,627	458,409
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - 3.4%
Cliffs Natural Resources, Inc.	72,100	$ 1,846,481
Commercial Metals Co.	50,500	599,435
Steel Dynamics, Inc.	245,200	2,741,336
		5,187,252
TOTAL METALS & MINING		24,867,859
OIL, GAS & CONSUMABLE FUELS - 1.0%
Coal & Consumable Fuels - 1.0%
CONSOL Energy, Inc.	22,200	634,476
Foundation Coal Holdings, Inc.	22,200	311,244
Massey Energy Co.	39,700	547,463
		1,493,183
PAPER & FOREST PRODUCTS - 3.2%
Forest Products - 3.2%
Weyerhaeuser Co.	161,600	4,946,576
TRANSPORTATION INFRASTRUCTURE - 0.8%
Marine Ports & Services - 0.8%
Aegean Marine Petroleum Network, Inc.	69,500	1,178,720
TOTAL COMMON STOCKS (Cost $188,300,891)		147,022,286
Nonconvertible Bonds - 0.6%
	Principal Amount
METALS & MINING - 0.6%
Steel - 0.6%
Steel Dynamics, Inc. 6.75% 4/1/15 (Cost $825,683)	$ 1,330,000	891,100
Floating Rate Loans (f) - 0.4%

MATERIALS - 0.4%
Chemicals - 0.4%
Celanese Holding LLC term loan 5.5525% 4/2/14 (e) (Cost $687,796)	900,000	607,500
Money Market Funds - 10.4%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (b)	9,633,696	$ 9,633,696
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	6,212,100	6,212,100
TOTAL MONEY MARKET FUNDS (Cost $15,845,796)		15,845,796
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $42,000)	$ 42,000	42,000
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $205,702,166)		164,408,682
NET OTHER ASSETS - (7.3)%		(11,114,674)
NET ASSETS - 100%		$ 153,294,008
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$42,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 148
Banc of America Securities LLC	4,437
Goldman, Sachs & Co.	28,199
UBS Securities LLC	9,216
$ 42,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,032
Fidelity Securities Lending Cash Central Fund	21,030
Total	$ 59,062
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 164,408,682	$ 161,008,010	$ 3,400,672	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $210,444,526. Net unrealized depreciation aggregated $46,035,844, of which $10,999,042 related to appreciated investment securities and $57,034,886 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

December 31, 2008

1.842153.102

UTCIP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Other Diversifed Financial Services - 0.3%
Hicks Acquisition Co. I, Inc. unit (a)	50,400	$ 449,568
ELECTRIC UTILITIES - 63.5%
Electric Utilities - 63.5%
Allegheny Energy, Inc.	157,500	5,332,950
American Electric Power Co., Inc.	318,500	10,599,680
DPL, Inc.	241,300	5,511,292
Duke Energy Corp.	512,881	7,698,344
Edison International	241,600	7,760,192
Entergy Corp.	149,400	12,419,622
Exelon Corp.	360,818	20,065,089
FirstEnergy Corp.	207,700	10,090,066
FPL Group, Inc.	188,294	9,476,837
Northeast Utilities	216,700	5,213,802
NV Energy, Inc.	404,500	4,000,505
Pepco Holdings, Inc.	101,100	1,795,536
Portland General Electric Co.	56,500	1,100,055
PPL Corp.	156,500	4,802,985
Progress Energy, Inc.	183,200	7,300,520
		113,167,475
GAS UTILITIES - 2.3%
Gas Utilities - 2.3%
AGL Resources, Inc.	25,600	802,560
Atmos Energy Corp.	37,700	893,490
Questar Corp.	71,100	2,324,259
		4,020,309
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.0%
Independent Power Producers & Energy Traders - 5.0%
AES Corp. (a)	282,691	2,329,374
Constellation Energy Group, Inc.	75,400	1,891,786
Dynegy, Inc. Class A (a)	211,800	423,600
Mirant Corp. (a)	87,100	1,643,577
NRG Energy, Inc. (a)	115,100	2,685,283
		8,973,620
MULTI-UTILITIES - 24.5%
Multi-Utilities - 24.5%
Ameren Corp.	84,200	2,800,492
CMS Energy Corp.	115,700	1,169,727
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - CONTINUED
Multi-Utilities - continued
Dominion Resources, Inc.	271,400	$ 9,726,976
NiSource, Inc.	121,600	1,333,952
OGE Energy Corp.	38,400	989,952
PG&E Corp.	134,300	5,198,753
Public Service Enterprise Group, Inc.	353,400	10,308,678
Puget Energy, Inc.	57,200	1,559,844
Sempra Energy	178,000	7,588,140
Wisconsin Energy Corp.	71,300	2,993,174
		43,669,688
TOTAL COMMON STOCKS (Cost $184,840,789)		170,280,660
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 1.06% (b) (Cost $8,345,137)	8,345,137	8,345,137
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $193,185,926)		178,625,797
NET OTHER ASSETS - (0.3)%	(461,809)
NET ASSETS - 100%	$ 178,163,988
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,685
Fidelity Securities Lending Cash Central Fund	5,822
Total	$ 29,507
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 178,625,797	$ 178,625,797	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $200,584,026. Net unrealized depreciation aggregated $21,958,229, of which $4,145,876 related to appreciated investment securities and $26,104,105 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

December 31, 2008

1.876938.100

EMQ-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 0.9%
Sino Gold Mining Ltd. (a)	228,937	$ 821,525
Bermuda - 2.0%
Aquarius Platinum Ltd. (Australia)	204,574	552,243
C C Land Holdings Ltd.	424,000	107,885
Central European Media Enterprises Ltd. Class A (a)	12,800	278,016
Credicorp Ltd. (NY Shares)	13,400	669,464
Ports Design Ltd.	233,000	284,246
TOTAL BERMUDA		1,891,854
Brazil - 15.7%
America Latina Logistica SA unit	101,700	433,041
Anhanguera Educacional Participacoes SA unit	38,759	206,041
B2W Companhia Global Do Varejo	13,000	132,679
Banco ABC Brasil SA	58,000	132,139
Banco Bradesco SA (PN) sponsored ADR	170,900	1,686,783
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	24,100	331,134
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	45,400	581,574
Companhia Vale do Rio Doce sponsored ADR	201,100	2,435,321
GVT Holding SA (a)	40,800	449,542
Iguatemi Empresa de Shopping Centers SA	39,100	223,129
Net Servicos de Comunicacao SA sponsored ADR	71,000	413,220
OGX Petroleo e Gas Participacoes SA	1,900	450,385
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	86,300	1,761,383
sponsored ADR	72,500	1,775,525
Redecard SA	22,500	258,280
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	46,400	645,888
Uniao de Bancos Brasileiros SA (Unibanco) GDR	21,100	1,363,482
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	41,600	478,992
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	94,900	752,557
TOTAL BRAZIL		14,511,095
Canada - 0.6%
Addax Petroleum, Inc.	14,600	253,073
Sino-Forest Corp. (a)	40,000	324,484
TOTAL CANADA		577,557
Cayman Islands - 3.7%
AAC Acoustic Technology Holdings, Inc. (a)	612,000	275,930
Chaoda Modern Agriculture (Holdings) Ltd.	838,000	538,497
China Digital TV Holding Co. Ltd. ADR	25,900	217,042
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Dongxiang Group Co. Ltd.	1,003,000	$ 245,082
CNinsure, Inc. ADR (a)	15,700	136,119
Foxconn International Holdings Ltd. (a)	828,000	277,808
Stella International Holdings Ltd.	329,500	268,576
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	21,800	255,060
The United Laboratories International Holdings Ltd.	912,000	242,335
Xinao Gas Holdings Ltd.	314,000	333,084
Yingli Green Energy Holding Co. Ltd. ADR (a)	102,900	627,690
TOTAL CAYMAN ISLANDS		3,417,223
China - 13.0%
Baidu.com, Inc. sponsored ADR (a)	2,300	300,311
China Communications Construction Co. Ltd. (H Shares)	652,000	814,640
China Construction Bank Corp. (H Shares)	2,940,000	1,635,702
China Gas Holdings Ltd.	2,716,000	402,879
China Merchants Bank Co. Ltd. (H Shares)	352,000	658,605
China Nepstar Chain Drugstore Ltd. ADR	17,700	89,385
China Petroleum & Chemical Corp. Class H sponsored ADR	12,800	790,912
China Railway Construction Corp. Class H	290,000	434,153
China Shenhua Energy Co. Ltd. (H Shares)	298,000	638,858
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	921,000	505,792
China Yurun Food Group Ltd.	436,000	515,713
Dongfang Electric Corp. Ltd.	159,600	402,882
Global Bio-Chem Technology Group Co. Ltd.	3,708,000	596,857
Golden Eagle Retail Group Ltd. (H Shares)	323,000	227,311
Harbin Power Equipment Co. Ltd. (H Shares)	534,000	447,694
Industrial & Commercial Bank of China	4,661,000	2,474,556
Li Ning Co. Ltd.	183,000	288,346
Parkson Retail Group Ltd.	256,000	293,072
Tencent Holdings Ltd.	70,800	460,030
TOTAL CHINA		11,977,698
Czech Republic - 2.3%
Ceske Energeticke Zavody AS	21,700	885,926
Komercni Banka AS	5,300	818,863
Philip Morris CR AS	1,200	376,174
TOTAL CZECH REPUBLIC		2,080,963
Egypt - 1.1%
Commercial International Bank Ltd.	93,500	629,029
Telecom Egypt SAE	122,100	355,216
TOTAL EGYPT		984,245
Common Stocks - continued
	Shares	Value
Hong Kong - 5.8%
China Mobile (Hong Kong) Ltd. sponsored ADR	69,500	$ 3,534,075
China Resources Power Holdings Co. Ltd.	162,000	314,976
CNOOC Ltd. sponsored ADR	12,400	1,180,976
CNPC (Hong Kong) Ltd.	1,050,000	329,008
TOTAL HONG KONG		5,359,035
India - 2.0%
Axis Bank Ltd. GDR (Reg. S)	41,200	431,776
ICICI Bank Ltd. sponsored ADR	43,300	833,525
Infosys Technologies Ltd. sponsored ADR	25,400	624,078
TOTAL INDIA		1,889,379
Indonesia - 2.5%
PT Bank Rakyat Indonesia Tbk	1,968,000	805,486
PT Perusahaan Gas Negara Tbk Series B	2,782,000	468,108
PT Tambang Batubbara Bukit Asam Tbk	837,000	519,146
PT Telkomunikasi Indonesia Tbk Series B	857,500	527,479
TOTAL INDONESIA		2,320,219
Ireland - 0.4%
Dragon Oil PLC (a)	137,200	324,387
Israel - 3.0%
Cellcom Israel Ltd.	15,000	331,500
Israel Chemicals Ltd.	86,300	600,447
Mizrahi Tefahot Bank Ltd.	29,900	153,851
RADWARE Ltd. (a)	64,900	352,083
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,500	1,298,385
TOTAL ISRAEL		2,736,266
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	32,900	414,540
Korea (South) - 6.5%
Hyunjin Materials Co. Ltd.	22,120	398,692
Jinsung T.E.C. Co. Ltd.	53,572	233,367
KT&G Corp.	11,846	747,256
MegaStudy Co. Ltd.	2,303	340,019
Meritz Fire & Marine Insurance Co. Ltd.	97,520	287,854
NHN Corp. (a)	5,580	588,275
Samsung Electronics Co. Ltd.	3,979	1,446,743
Samsung Heavy Industries Ltd.	24,090	446,103
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd. sponsored ADR	19,300	$ 910,188
Taewoong Co. Ltd.	9,754	600,486
TOTAL KOREA (SOUTH)		5,998,983
Luxembourg - 0.3%
MHP SA GDR (Reg. S)	85,000	293,250
Malaysia - 1.5%
DiGi.com Bhd	59,200	374,323
Public Bank Bhd	289,400	743,338
Telekom Malaysia Bhd	314,200	281,187
TOTAL MALAYSIA		1,398,848
Mexico - 3.7%
America Movil SAB de CV Series L sponsored ADR	69,600	2,156,904
Grupo Televisa SA de CV (CPO) sponsored ADR	41,300	617,022
Wal-Mart de Mexico SA de CV Series V	223,500	602,514
TOTAL MEXICO		3,376,440
Nigeria - 0.1%
Guaranty Trust Bank PLC (Reg. S) unit	23,400	81,432
Oman - 0.1%
BankMuscat SAOG sponsored GDR	11,000	88,000
Papua New Guinea - 0.4%
Oil Search Ltd.	101,648	339,508
Peru - 0.9%
Compania de Minas Buenaventura SA sponsored ADR	43,000	856,560
Philippines - 1.1%
Alliance Global Group, Inc. (a)	8,377,000	307,057
Jollibee Food Corp.	367,000	320,845
Philippine Long Distance Telephone Co. sponsored ADR	8,700	408,465
TOTAL PHILIPPINES		1,036,367
Poland - 1.8%
Bank Polska Kasa Opieki SA	16,100	684,241
Eurocash SA	187,400	631,093
Trakcja Polska SA	240,900	327,750
TOTAL POLAND		1,643,084
Russia - 3.9%
Mobile TeleSystems OJSC sponsored ADR	11,600	309,488
OAO Gazprom sponsored ADR	106,900	1,523,325
OJSC Oil Company Rosneft GDR (Reg. S)	117,300	443,552
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation) GDR	5,500	$ 795,043
Uralkali JSC GDR (Reg. S)	38,900	349,320
Vimpel Communications sponsored ADR	28,300	202,628
TOTAL RUSSIA		3,623,356
South Africa - 9.2%
African Rainbow Minerals Ltd.	62,400	742,640
Aspen Pharmacare Holdings Ltd. (a)	57,400	206,033
Bidvest Group Ltd.	39,500	442,386
Exxaro Resources Ltd.	79,000	607,439
FirstRand Ltd.	458,800	793,734
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	81,100	889,667
Imperial Holdings Ltd.	77,866	497,963
MTN Group Ltd.	167,200	1,938,808
Naspers Ltd. Class N	29,100	517,747
Raubex Group Ltd.	172,200	397,841
Sasol Ltd. sponsored ADR	42,200	1,279,926
Truworths International Ltd.	56,400	205,228
TOTAL SOUTH AFRICA		8,519,412
Taiwan - 6.8%
Acer, Inc.	332,000	431,524
Asia Cement Corp.	557,000	483,498
China Steel Corp.	1,057,000	744,979
First Financial Holding Co. Ltd.	1,547,000	814,211
Fubon Financial Holding Co. Ltd.	354,000	258,142
Hon Hai Precision Industry Co. Ltd. (Foxconn)	470,000	920,641
HTC Corp.	70,000	698,398
Innolux Display Corp.	362,000	267,841
Powertech Technology, Inc.	161,000	268,211
Taiwan Mobile Co. Ltd.	241,000	358,099
Taiwan Semiconductor Manufacturing Co. Ltd.	738,000	999,762
TOTAL TAIWAN		6,245,306
Thailand - 1.9%
PTT Exploration & Production PCL (For. Reg.)	212,500	666,896
Siam Commercial Bank PCL (For. Reg.)	761,700	1,095,640
TOTAL THAILAND		1,762,536
Turkey - 1.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	38,000	254,073
Asya Katilim Bankasi AS	442,000	332,827
Common Stocks - continued
	Shares	Value
Turkey - continued
Tupras-Turkiye Petrol Rafinerileri AS	38,000	$ 399,611
Turkiye Garanti Bankasi AS (a)	299,000	504,641
TOTAL TURKEY		1,491,152
United Kingdom - 1.0%
Cairn Energy PLC (a)	12,000	356,727
Randgold Resources Ltd. sponsored ADR	12,100	531,432
TOTAL UNITED KINGDOM		888,159
United States of America - 0.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	17,500	427,700
SanDisk Corp. (a)	46,100	442,560
TOTAL UNITED STATES OF AMERICA		870,260
TOTAL COMMON STOCKS (Cost $82,920,207)		87,818,639
Investment Companies - 5.0%

United States of America - 5.0%
iPath MSCI India Index ETN (a) (Cost $4,333,962)	147,300	4,660,570
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $87,254,169)		92,479,209
NET OTHER ASSETS - (0.1)%		(133,627)
NET ASSETS - 100%		$ 92,345,582
Security Type Abbreviation
ETN - EXCHANGE-TRADED NOTE
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,807
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 92,479,209	$ 54,797,942	$ 37,681,267	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $87,255,741. Net unrealized appreciation aggregated $5,223,468, of which $7,168,097 related to appreciated investment securities and $1,944,629 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

December 31, 2008

1.842162.102

CDCIP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AUTO COMPONENTS - 0.9%
Auto Parts & Equipment - 0.9%
American Axle & Manufacturing Holdings, Inc.	245,900	$ 710,651
Gentex Corp.	260,200	2,297,566
TRW Automotive Holdings Corp. (a)	215,700	776,520
		3,784,737
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
Ford Motor Co. (a)(d)	732,900	1,678,341
Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	2,300	39,031
TOTAL AUTOMOBILES		1,717,372
DISTRIBUTORS - 0.8%
Distributors - 0.8%
Li & Fung Ltd.	1,998,000	3,452,869
DIVERSIFIED CONSUMER SERVICES - 4.4%
Education Services - 4.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	173,300	13,278,246
Princeton Review, Inc. (a)	163,478	805,947
Strayer Education, Inc.	18,100	3,880,821
		17,965,014
Specialized Consumer Services - 0.3%
Coinstar, Inc. (a)	54,400	1,061,344
TOTAL DIVERSIFIED CONSUMER SERVICES		19,026,358
FOOD & STAPLES RETAILING - 3.2%
Food Retail - 1.0%
Susser Holdings Corp. (a)	330,560	4,393,142
Hypermarkets & Super Centers - 2.2%
Costco Wholesale Corp.	182,500	9,581,250
TOTAL FOOD & STAPLES RETAILING		13,974,392
HOTELS, RESTAURANTS & LEISURE - 18.0%
Casinos & Gaming - 4.2%
Bally Technologies, Inc. (a)	131,000	3,147,930
International Game Technology	454,600	5,405,194
Las Vegas Sands Corp. (a)	249,270	1,478,171
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Casinos & Gaming - continued
Las Vegas Sands Corp. unit (a)	20,900	$ 2,163,150
Penn National Gaming, Inc. (a)	187,100	4,000,198
WMS Industries, Inc. (a)	75,100	2,020,190
Wynn Resorts Ltd.	100	4,226
		18,219,059
Hotels, Resorts & Cruise Lines - 0.7%
Carnival Corp. unit	134,700	3,275,904
Restaurants - 13.1%
Brinker International, Inc.	261,700	2,758,318
Burger King Holdings, Inc.	214,000	5,110,320
Darden Restaurants, Inc.	199,900	5,633,182
Jack in the Box, Inc. (a)	55,100	1,217,159
McDonald's Corp.	601,458	37,404,673
Sonic Corp. (a)(d)	381,200	4,639,204
		56,762,856
TOTAL HOTELS, RESTAURANTS & LEISURE		78,257,819
HOUSEHOLD DURABLES - 1.6%
Homebuilding - 1.0%
Centex Corp.	61,500	654,360
Lennar Corp. Class A (d)	121,800	1,056,006
Pulte Homes, Inc.	260,100	2,842,893
		4,553,259
Household Appliances - 0.6%
Whirlpool Corp.	58,200	2,406,570
TOTAL HOUSEHOLD DURABLES		6,959,829
INTERNET & CATALOG RETAIL - 2.1%
Internet Retail - 2.1%
Amazon.com, Inc. (a)	180,400	9,250,912
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
Dice Holdings, Inc. (a)	85,801	350,068
Google, Inc. Class A (sub. vtg.) (a)	18,700	5,753,055
		6,103,123
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 1.2%
Leisure Products - 1.2%
Hasbro, Inc.	172,974	$ 5,045,652
MEDIA - 26.4%
Advertising - 2.6%
Interpublic Group of Companies, Inc. (a)	761,000	3,013,560
Lamar Advertising Co. Class A (a)(d)	104,600	1,313,776
Omnicom Group, Inc.	254,600	6,853,832
		11,181,168
Broadcasting - 1.3%
Grupo Televisa SA de CV (CPO) sponsored ADR	377,400	5,638,356
Cable & Satellite - 9.4%
Comcast Corp. Class A (d)	1,361,250	22,977,900
Liberty Media Corp. - Entertainment Class A (a)	255,600	4,467,888
The DIRECTV Group, Inc. (a)(d)	445,300	10,201,823
Time Warner Cable, Inc. (a)	96,400	2,067,780
Virgin Media, Inc.	185,900	927,641
		40,643,032
Movies & Entertainment - 12.3%
Ascent Media Corp. (a)	23,700	517,608
News Corp.:
Class A	738,524	6,713,183
Class B (d)	75,000	718,500
Regal Entertainment Group Class A	461,500	4,711,915
The Walt Disney Co.	813,900	18,467,391
Time Warner, Inc.	2,226,800	22,401,608
		53,530,205
Publishing - 0.8%
McGraw-Hill Companies, Inc. (d)	158,200	3,668,658
TOTAL MEDIA		114,661,419
MULTILINE RETAIL - 7.0%
Department Stores - 0.5%
Nordstrom, Inc. (d)	171,300	2,280,003
General Merchandise Stores - 6.5%
Target Corp.	820,181	28,320,850
TOTAL MULTILINE RETAIL		30,600,853
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 23.7%
Apparel Retail - 3.4%
Abercrombie & Fitch Co. Class A	154,700	$ 3,568,929
Citi Trends, Inc. (a)	220,501	3,245,775
Ross Stores, Inc.	164,900	4,902,477
Urban Outfitters, Inc. (a)(d)	129,500	1,939,910
Zumiez, Inc. (a)(d)	174,200	1,297,790
		14,954,881
Automotive Retail - 2.7%
Advance Auto Parts, Inc.	246,000	8,277,900
AutoZone, Inc. (a)	23,200	3,235,704
		11,513,604
Computer & Electronics Retail - 1.5%
Best Buy Co., Inc.	127,900	3,595,269
Gamestop Corp. Class A (a)	129,600	2,807,136
		6,402,405
Home Improvement Retail - 10.8%
Home Depot, Inc.	558,500	12,856,670
Lowe's Companies, Inc.	1,319,000	28,384,880
Sherwin-Williams Co.	92,200	5,508,950
		46,750,500
Homefurnishing Retail - 0.6%
Williams-Sonoma, Inc.	323,300	2,541,138
Specialty Stores - 4.7%
PetSmart, Inc. (d)	251,437	4,639,013
Sally Beauty Holdings, Inc. (a)	254,800	1,449,812
Staples, Inc.	810,212	14,518,999
		20,607,824
TOTAL SPECIALTY RETAIL		102,770,352
TEXTILES, APPAREL & LUXURY GOODS - 6.8%
Apparel, Accessories & Luxury Goods - 2.9%
Coach, Inc. (a)	174,000	3,613,980
G-III Apparel Group Ltd. (a)	198,936	1,271,201
Hanesbrands, Inc. (a)	207,500	2,645,625
Polo Ralph Lauren Corp. Class A	37,300	1,693,793
VF Corp.	59,400	3,253,338
		12,477,937
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 3.9%
Iconix Brand Group, Inc. (a)(d)	736,100	$ 7,199,058
NIKE, Inc. Class B	190,900	9,735,900
		16,934,958
TOTAL TEXTILES, APPAREL & LUXURY GOODS		29,412,895
TOTAL COMMON STOCKS (Cost $574,594,655)		425,018,582
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 1.06% (b)	8,518,519	8,518,519
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	35,252,875	35,252,875
TOTAL MONEY MARKET FUNDS (Cost $43,771,394)		43,771,394
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $618,366,049)		468,789,976
NET OTHER ASSETS - (8.0)%		(34,758,008)
NET ASSETS - 100%		$ 434,031,968
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,846
Fidelity Securities Lending Cash Central Fund	186,100
Total	$ 212,946
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 468,789,976	$ 463,173,957	$ 3,452,869	$ 2,163,150
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	73,150
Cost of Purchases	2,090,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,163,150

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $621,081,777. Net unrealized depreciation aggregated $152,291,801, of which $29,777,490 related to appreciated investment securities and $182,069,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

December 31, 2008

1.859212.101

INTCEN-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 2.4%
AMP Ltd.	196,495	$ 764,184
CSL Ltd.	272,461	6,553,695
Leighton Holdings Ltd. (d)	63,385	1,256,278
QBE Insurance Group Ltd.	54,252	1,000,133
Westfield Group unit	257,792	2,387,258
TOTAL AUSTRALIA		11,961,548
Austria - 0.4%
voestalpine AG	100,000	2,170,751
Belgium - 0.7%
Anheuser-Busch InBev NV	157,000	3,663,361
Anheuser-Busch InBev NV (strip VVPR) (a)	157,000	908
TOTAL BELGIUM		3,664,269
Bermuda - 0.4%
Covidien Ltd.	48,400	1,754,016
Brazil - 1.2%
Companhia Vale do Rio Doce (PN-A)	500,000	5,289,609
Petroleo Brasileiro SA - Petrobras sponsored ADR	35,400	866,946
TOTAL BRAZIL		6,156,555
Canada - 1.9%
Canadian Imperial Bank of Commerce	54,500	2,288,489
Canadian Natural Resources Ltd.	32,600	1,306,197
Canadian Pacific Railway Ltd.	34,500	1,162,004
Open Text Corp. (a)	82,200	2,499,037
Petrobank Energy & Resources Ltd. (a)	69,000	1,151,796
Suncor Energy, Inc.	56,000	1,091,740
TOTAL CANADA		9,499,263
Cayman Islands - 0.3%
Anta Sports Products Ltd.	1,267,000	581,867
China Dongxiang Group Co. Ltd.	3,850,000	940,745
TOTAL CAYMAN ISLANDS		1,522,612
China - 1.1%
China Construction Bank Corp. (H Shares)	6,871,000	3,822,758
Global Bio-Chem Technology Group Co. Ltd.	4,500,000	724,341
Li Ning Co. Ltd.	609,500	960,365
TOTAL CHINA		5,507,464
Common Stocks - continued
	Shares	Value
Denmark - 0.6%
Novo Nordisk AS Series B	35,000	$ 1,814,194
Vestas Wind Systems AS (a)	16,520	976,865
TOTAL DENMARK		2,791,059
Finland - 1.4%
Nokia Corp.	371,300	5,854,253
UPM-Kymmene Corp.	100,000	1,287,962
TOTAL FINLAND		7,142,215
France - 10.3%
Accor SA	23,800	1,177,945
Alcatel-Lucent SA (a)	313,500	681,827
Alstom SA	69,300	4,149,525
AXA SA	193,100	4,354,831
Cap Gemini SA	11,000	427,356
Christian Dior SA	3,000	170,423
GDF Suez	112,589	5,732,518
Groupe Danone	16,700	1,013,803
Hermes International SA	4,300	604,871
L'Air Liquide SA	46,600	4,287,869
LVMH Moet Hennessy - Louis Vuitton	50,100	3,373,576
Pinault Printemps-Redoute SA	29,400	1,934,116
Renault SA	40,900	1,072,397
Societe Generale Series A	124,300	6,336,054
Total SA Series B	150,100	8,291,566
Unibail-Rodamco	10,800	1,621,125
Veolia Environnement	61,000	1,933,256
VINCI SA	37,560	1,592,546
Vivendi	70,609	2,312,362
TOTAL FRANCE		51,067,966
Germany - 8.7%
Adidas-Salomon AG	12,100	474,704
Allianz AG (Reg.)	50,900	5,512,456
Bayerische Motoren Werke AG (BMW)	27,300	852,796
Bilfinger Berger AG	15,800	852,367
Daimler AG (Reg.)	84,400	3,230,727
Deutsche Bank AG (d)	30,100	1,224,821
Deutsche Boerse AG	12,000	881,197
E.ON AG	202,500	8,324,968
Infineon Technologies AG (a)	181,400	253,968
Linde AG	18,600	1,609,182
MAN AG	21,900	1,225,766
Common Stocks - continued
	Shares	Value
Germany - continued
Metro AG	38,000	$ 1,569,357
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	33,300	5,343,123
RWE AG	19,300	1,777,152
SAP AG	70,300	2,546,327
Siemens AG (Reg.)	90,900	6,885,980
SolarWorld AG (d)	37,320	814,604
TOTAL GERMANY		43,379,495
Greece - 0.3%
Public Power Corp. of Greece	96,200	1,553,397
Hong Kong - 1.3%
Cheung Kong Holdings Ltd.	304,000	2,899,992
Hang Seng Bank Ltd.	48,800	644,275
Hong Kong Exchanges & Clearing Ltd.	58,400	560,684
Li & Fung Ltd.	164,000	283,419
Swire Pacific Ltd. (A Shares)	269,000	1,863,386
TOTAL HONG KONG		6,251,756
India - 1.2%
Bharti Airtel Ltd. (a)	325,515	4,802,793
Satyam Computer Services Ltd.	391,000	1,383,665
TOTAL INDIA		6,186,458
Ireland - 0.9%
CRH PLC	145,200	3,701,195
Kerry Group PLC Class A	45,000	826,568
TOTAL IRELAND		4,527,763
Israel - 0.5%
Teva Pharmaceutical Industries Ltd. sponsored ADR	62,900	2,677,653
Italy - 3.7%
Assicurazioni Generali SpA	70,000	1,941,842
Enel SpA	181,100	1,172,113
ENI SpA	216,200	5,227,270
Fiat SpA	211,500	1,422,534
Finmeccanica SpA	103,972	1,618,062
Intesa Sanpaolo SpA	951,500	3,472,919
Telecom Italia SpA	916,500	1,514,962
UniCredit SpA	696,700	1,779,789
TOTAL ITALY		18,149,491
Common Stocks - continued
	Shares	Value
Japan - 18.4%
ACOM Co. Ltd.	1,290	$ 54,476
Asahi Glass Co. Ltd.	352,000	2,004,849
Canon, Inc.	11,800	373,569
Capcom Co. Ltd.	37,300	843,146
East Japan Railway Co.	487	4,020,229
Eisai Co. Ltd.	34,900	1,455,159
Honda Motor Co. Ltd.	135,900	2,892,099
JFE Holdings, Inc.	200,000	5,310,764
Kansai Electric Power Co., Inc.	117,800	3,409,374
Miraca Holdings, Inc.	46,900	1,015,248
Mitsubishi Corp.	186,100	2,633,753
Mitsubishi Estate Co. Ltd.	101,000	1,667,028
Mitsubishi UFJ Financial Group, Inc.	1,888,400	11,859,063
Mitsui Fudosan Co. Ltd.	108,000	1,799,113
Mizuho Financial Group, Inc.	1,070	3,303,701
NGK Insulators Ltd.	173,000	1,958,768
Nippon Telegraph & Telephone Corp.	494	2,769,972
Nippon Thompson Co. Ltd.	251,000	1,052,141
Nomura Holdings, Inc.	179,500	1,493,340
Ozeki Co. Ltd.	57,000	1,625,980
Promise Co. Ltd. (d)	351,750	8,914,750
Ricoh Co. Ltd.	94,000	1,203,776
Rohto Pharmaceutical Co. Ltd.	72,000	996,201
Ryohin Keikaku Co. Ltd.	8,100	384,323
Seven & i Holdings Co., Ltd.	117,200	4,025,020
SMC Corp.	25,100	2,583,592
Sumitomo Mitsui Financial Group, Inc.	1,900	8,559,413
Sysmex Corp.	25,700	935,803
Terumo Corp.	18,700	875,286
Tokyo Electric Power Co.	96,500	3,218,676
Tokyo Electron Ltd.	10,300	362,297
Toyota Motor Corp.	206,000	6,804,385
Tsutsumi Jewelry Co. Ltd.	50,300	1,067,581
TOTAL JAPAN		91,472,875
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	1,290	469,037
Luxembourg - 0.3%
Reinet Investments SCA (a)	2,210	22,362
SES SA (A Shares) FDR unit	64,772	1,239,605
TOTAL LUXEMBOURG		1,261,967
Common Stocks - continued
	Shares	Value
Netherlands - 3.1%
Akzo Nobel NV	9,800	$ 406,148
ASML Holding NV (Netherlands)	53,300	965,411
ERIKS Group NV (Certificaten Van Aandelen) unit	25,280	927,638
Heineken NV (Bearer)	49,600	1,525,801
Koninklijke Ahold NV	252,900	3,131,265
Koninklijke KPN NV	369,200	5,393,085
Unilever NV (Certificaten Van Aandelen)	125,000	3,044,136
TOTAL NETHERLANDS		15,393,484
Norway - 0.5%
Pronova BioPharma ASA (a)	513,900	1,727,082
Renewable Energy Corp. AS (a)	95,100	916,916
TOTAL NORWAY		2,643,998
Papua New Guinea - 0.7%
Lihir Gold Ltd. (a)	1,500,000	3,298,317
Spain - 3.5%
Grifols SA	46,405	816,954
Inditex SA	66,100	2,957,468
Red Electrica Corporacion SA	31,800	1,628,759
Telefonica SA	523,325	11,868,424
TOTAL SPAIN		17,271,605
Sweden - 1.6%
Assa Abloy AB (B Shares) (d)	158,200	1,858,486
H&M Hennes & Mauritz AB (B Shares)	80,100	3,218,485
Telefonaktiebolaget LM Ericsson (B Shares)	360,800	2,841,445
TOTAL SWEDEN		7,918,416
Switzerland - 9.5%
Credit Suisse Group (Reg.)	61,742	1,726,319
Kuehne & Nagel International AG	19,554	1,263,571
Nestle SA (Reg.)	334,050	13,197,381
Novartis AG (Reg.)	167,526	8,370,677
Roche Holding AG (participation certificate)	38,603	5,962,680
Sonova Holding AG	43,872	2,660,305
Sulzer AG (Reg.)	8,596	494,915
Syngenta AG (Switzerland)	29,278	5,674,645
UBS AG (For. Reg.)	128,183	1,860,697
Zurich Financial Services AG (Reg.)	26,656	5,810,454
TOTAL SWITZERLAND		47,021,644
Common Stocks - continued
	Shares	Value
United Kingdom - 20.6%
Aegis Group PLC	966,600	$ 1,064,006
Autonomy Corp. PLC (a)	26,000	367,216
BAE Systems PLC	590,800	3,263,403
Barclays PLC	1,786,100	4,120,450
BG Group PLC	137,500	1,931,741
BHP Billiton PLC	150,000	2,952,942
BP PLC	1,188,000	9,308,133
British American Tobacco PLC (United Kingdom)	169,472	4,487,250
Capita Group PLC	77,200	840,532
Centrica PLC	468,600	1,831,058
Compass Group PLC	114,200	578,130
Diageo PLC	200,700	2,862,270
easyJet PLC (a)	324,200	1,352,750
Experian PLC	258,600	1,654,898
GlaxoSmithKline PLC	259,809	4,904,278
HSBC Holdings PLC (Hong Kong) (Reg.)	450,800	4,473,738
Imperial Tobacco Group PLC	142,200	3,855,230
Informa PLC	777,000	2,790,358
Invensys PLC (a)	476,900	1,223,343
Land Securities Group PLC	94,500	1,289,532
Man Group PLC	139,600	487,443
Misys PLC	1,343,700	1,980,029
National Grid PLC	263,900	2,646,798
Prudential PLC	601,700	3,707,201
Reckitt Benckiser Group PLC	99,000	3,765,221
Royal Bank of Scotland Group PLC	2,249,600	1,680,812
Royal Dutch Shell PLC Class A (United Kingdom)	362,320	9,661,934
Standard Chartered PLC (United Kingdom)	608,457	7,902,533
Tesco PLC	715,100	3,779,353
Vodafone Group PLC	5,053,772	10,503,464
WPP PLC	238,100	1,413,117
TOTAL UNITED KINGDOM		102,679,163
United States of America - 1.7%
Citigroup, Inc.	330,700	2,218,997
Cummins, Inc.	57,900	1,547,667
Genentech, Inc. (a)	17,000	1,409,470
Perrigo Co.	13,200	426,492
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	51,000	$ 2,437,800
Wyeth	17,400	652,674
TOTAL UNITED STATES OF AMERICA		8,693,100
TOTAL COMMON STOCKS (Cost $694,739,678)		484,087,337
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 1.06% (b)	9,056,098	9,056,098
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	13,784,480	13,784,480
TOTAL MONEY MARKET FUNDS (Cost $22,840,578)		22,840,578
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $302,000)	$ 302,000	302,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $717,882,256)		507,229,915
NET OTHER ASSETS - (1.9)%		(9,568,639)
NET ASSETS - 100%		$ 497,661,276
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$302,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 1,061
Banc of America Securities LLC	31,901
Goldman, Sachs & Co.	202,772
UBS Securities LLC	66,266
$ 302,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,972
Fidelity Securities Lending Cash Central Fund	76,467
Total	$ 117,439
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 507,229,915	$ 46,331,556	$ 442,245,044	$ 18,653,315
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	12,861
Total Unrealized Gain (Loss)	(2,754,913)
Cost of Purchases	2,666,607
Proceeds of Sales	(267,916)
Amortization/Accretion	-
Transfer in/out of Level 3	18,996,676
Ending Balance	$ 18,653,315

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $720,545,563. Net unrealized depreciation aggregated $213,315,648, of which $15,425,720 related to appreciated investment securities and $228,741,368 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

December 31, 2008

1.842159.102

FNCIP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value
AUTOMOBILES - 0.9%
Automobile Manufacturers - 0.9%
Ford Motor Co. (a)(d)	2,320,800	$ 5,314,632
CAPITAL MARKETS - 22.6%
Asset Management & Custody Banks - 9.6%
Bank of New York Mellon Corp.	390,900	11,074,197
Bank Sarasin & Co. Ltd. Series B (Reg.)	47,898	1,427,462
EFG International	258,640	4,611,281
Fortress Investment Group LLC	88,100	88,100
Franklin Resources, Inc.	120,500	7,685,490
GLG Partners, Inc.	118,500	268,995
Janus Capital Group, Inc.	263,500	2,115,905
Julius Baer Holding Ltd.	241,478	9,337,546
KKR Private Equity Investors, LP (a)	101,000	353,500
Legg Mason, Inc. (d)	527,191	11,550,755
State Street Corp.	207,069	8,144,024
T. Rowe Price Group, Inc.	68,600	2,431,184
The Blackstone Group LP	85,000	555,050
		59,643,489
Diversified Capital Markets - 2.5%
UBS AG (NY Shares)	1,086,900	15,542,670
Investment Banking & Brokerage - 10.5%
Charles Schwab Corp. (d)	340,400	5,504,268
Evercore Partners, Inc. Class A	281,022	3,509,965
GFI Group, Inc.	2,980,124	10,549,639
Goldman Sachs Group, Inc.	244,200	20,608,038
Lazard Ltd. Class A	43,200	1,284,768
Merrill Lynch & Co., Inc.	253,500	2,950,740
Morgan Stanley (d)	1,338,700	21,472,748
		65,880,166
TOTAL CAPITAL MARKETS		141,066,325
COMMERCIAL BANKS - 12.5%
Diversified Banks - 6.7%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	60,200	864,472
ICICI Bank Ltd. sponsored ADR	23,600	454,300
KB Financial Group, Inc. ADR (a)(d)	15,600	408,720
U.S. Bancorp, Delaware (d)	322,100	8,055,721
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
Wachovia Corp.	755,900	$ 4,187,686
Wells Fargo & Co.	943,600	27,817,328
		41,788,227
Regional Banks - 5.8%
Associated Banc-Corp.	310,900	6,507,137
Boston Private Financial Holdings, Inc.	251,700	1,721,628
Cathay General Bancorp	100,000	2,375,000
Center Financial Corp., California	29,300	180,781
Huntington Bancshares, Inc.	331,200	2,536,992
KeyCorp	384,300	3,274,236
M&T Bank Corp. (d)	72,400	4,156,484
National City Corp.	1,742,500	3,153,925
PNC Financial Services Group, Inc.	149,000	7,301,000
UCBH Holdings, Inc.	46,000	316,480
Wintrust Financial Corp.	200,200	4,118,114
Zions Bancorp	37,400	916,674
		36,558,451
TOTAL COMMERCIAL BANKS		78,346,678
CONSUMER FINANCE - 3.5%
Consumer Finance - 3.5%
American Express Co.	179,700	3,333,435
Capital One Financial Corp. (d)	168,400	5,370,276
Discover Financial Services	221,700	2,112,801
Dollar Financial Corp. (a)	139,400	1,435,820
Promise Co. Ltd. (d)	188,900	4,787,481
SLM Corp. (a)	570,400	5,076,560
		22,116,373
DIVERSIFIED FINANCIAL SERVICES - 11.5%
Other Diversifed Financial Services - 9.9%
Bank of America Corp.	1,344,146	18,925,576
Citigroup, Inc.	3,365,631	22,583,384
JPMorgan Chase & Co.	644,000	20,305,320
		61,814,280
Specialized Finance - 1.6%
CIT Group, Inc. (d)	576,300	2,616,402
CME Group, Inc.	21,100	4,391,121
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - continued
Deutsche Boerse AG	30,700	$ 2,254,395
JSE Ltd.	124,300	485,171
KKR Financial Holdings LLC	221,000	349,180
		10,096,269
TOTAL DIVERSIFIED FINANCIAL SERVICES		71,910,549
INSURANCE - 24.6%
Insurance Brokers - 0.2%
National Financial Partners Corp.	125,900	382,736
Willis Group Holdings Ltd.	41,200	1,025,056
		1,407,792
Life & Health Insurance - 3.8%
AFLAC, Inc.	115,600	5,299,104
MetLife, Inc.	366,800	12,786,648
Prudential Financial, Inc.	188,900	5,716,114
		23,801,866
Multi-Line Insurance - 0.4%
Assurant, Inc.	47,700	1,431,000
Hartford Financial Services Group, Inc.	68,080	1,117,874
		2,548,874
Property & Casualty Insurance - 12.6%
ACE Ltd.	319,932	16,930,801
AMBAC Financial Group, Inc.	688,900	895,570
Argo Group International Holdings, Ltd. (a)	122,390	4,151,469
Axis Capital Holdings Ltd.	49,000	1,426,880
Berkshire Hathaway, Inc. Class A (a)	77	7,438,200
Fidelity National Financial, Inc. Class A	1,682,985	29,872,982
LandAmerica Financial Group, Inc.	31,100	2,799
MBIA, Inc.	86,100	350,427
The First American Corp.	452,353	13,068,478
The Travelers Companies, Inc.	66,200	2,992,240
United America Indemnity Ltd. Class A (a)	97,500	1,248,975
XL Capital Ltd. Class A	179,400	663,780
		79,042,601
Reinsurance - 7.6%
Everest Re Group Ltd.	288,100	21,935,934
IPC Holdings Ltd.	136,200	4,072,380
Max Capital Group Ltd.	196,400	3,476,280
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Montpelier Re Holdings Ltd.	68,798	$ 1,155,118
Platinum Underwriters Holdings Ltd.	172,500	6,223,800
RenaissanceRe Holdings Ltd.	135,200	6,970,912
Validus Holdings Ltd.	128,100	3,351,096
		47,185,520
TOTAL INSURANCE		153,986,653
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
China Finance Online Co. Ltd. ADR (a)	752,977	5,300,958
IT SERVICES - 4.6%
Data Processing & Outsourced Services - 4.6%
CyberSource Corp. (a)	1,401,431	16,803,158
MasterCard, Inc. Class A	31,900	4,559,467
Visa, Inc.	143,900	7,547,555
		28,910,180
PROFESSIONAL SERVICES - 1.4%
Research & Consulting Services - 1.4%
First Advantage Corp. Class A (a)	621,721	8,797,352
REAL ESTATE INVESTMENT TRUSTS - 3.0%
Mortgage REITs - 1.2%
Annaly Capital Management, Inc.	447,800	7,106,586
Chimera Investment Corp.	98,500	339,825
		7,446,411
Residential REITs - 0.8%
Equity Lifestyle Properties, Inc.	99,700	3,824,492
UDR, Inc.	81,600	1,125,264
		4,949,756
Retail REITs - 1.0%
Developers Diversified Realty Corp.	141,000	688,080
Simon Property Group, Inc.	106,400	5,653,032
		6,341,112
TOTAL REAL ESTATE INVESTMENT TRUSTS		18,737,279
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Diversified Real Estate Activities - 0.6%
Meruelo Maddux Properties, Inc. (a)	194,800	$ 241,552
Mitsubishi Estate Co. Ltd.	217,000	3,581,635
		3,823,187
SOFTWARE - 2.5%
Application Software - 2.5%
EPIQ Systems, Inc. (a)	937,571	15,666,811
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	29,600	681,392
THRIFTS & MORTGAGE FINANCE - 1.3%
Thrifts & Mortgage Finance - 1.3%
FirstFed Financial Corp. (a)(d)	63,400	110,950
Hudson City Bancorp, Inc.	436,000	6,958,560
IndyMac Bancorp, Inc.	140,500	20,373
Radian Group, Inc.	203,000	747,040
Washington Mutual, Inc.	543,828	11,693
		7,848,616
TOTAL COMMON STOCKS (Cost $723,115,445)		562,506,985
Convertible Preferred Stocks - 0.4%

COMMERCIAL BANKS - 0.2%
Regional Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	1,600	1,246,400
UCBH Holdings, Inc. Series B, 8.50%	100	162,456
		1,408,856
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
CIT Group, Inc. Series C, 8.75%	8,700	232,551
INSURANCE - 0.0%
Multi-Line Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	15,200	126,905
Convertible Preferred Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	365,100	$ 427,167
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,030,167)		2,195,479
Money Market Funds - 14.9%

Fidelity Cash Central Fund, 1.06% (b)	59,798,541	59,798,541
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	33,662,160	33,662,160
TOTAL MONEY MARKET FUNDS (Cost $93,460,701)		93,460,701
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $820,606,313)		658,163,165
NET OTHER ASSETS - (5.3)%		(32,858,907)
NET ASSETS - 100%		$ 625,304,258
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 74,414
Fidelity Securities Lending Cash Central Fund	450,367
Total	$ 524,781
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 658,163,165	$ 630,729,115	$ 27,434,050	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $844,280,179. Net unrealized depreciation aggregated $186,117,014, of which $53,163,598 related to appreciated investment securities and $239,280,612 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

December 31, 2008

1.842157.102

INCIP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AEROSPACE & DEFENSE - 26.3%
Aerospace & Defense - 26.3%
Honeywell International, Inc.	942,070	$ 30,928,158
Lockheed Martin Corp.	248,200	20,868,656
Precision Castparts Corp.	176,700	10,510,116
Raytheon Co.	317,875	16,224,340
The Boeing Co.	459,100	19,589,797
United Technologies Corp.	684,800	36,705,281
		134,826,348
AIR FREIGHT & LOGISTICS - 7.9%
Air Freight & Logistics - 7.9%
C.H. Robinson Worldwide, Inc.	110,400	6,075,312
FedEx Corp.	162,200	10,405,130
United Parcel Service, Inc. Class B	362,900	20,017,564
UTI Worldwide, Inc.	278,500	3,993,690
		40,491,696
AUTO COMPONENTS - 3.7%
Auto Parts & Equipment - 2.7%
Johnson Controls, Inc.	745,500	13,538,280
Tires & Rubber - 1.0%
The Goodyear Tire & Rubber Co. (a)	890,100	5,313,897
TOTAL AUTO COMPONENTS		18,852,177
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Renault SA	42,300	1,109,105
BUILDING PRODUCTS - 2.5%
Building Products - 2.5%
Masco Corp.	892,000	9,927,960
Owens Corning (a)	98,680	1,707,164
USG Corp. (a)(d)	170,400	1,370,016
		13,005,140
CHEMICALS - 1.0%
Specialty Chemicals - 1.0%
Albemarle Corp.	58,000	1,293,400
Nalco Holding Co.	166,700	1,923,718
W.R. Grace & Co. (a)	325,000	1,940,250
		5,157,368
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Environmental & Facility Services - 2.3%
Republic Services, Inc.	490,266	$ 12,153,694
Office Services & Supplies - 0.3%
United Stationers, Inc. (a)	42,600	1,426,674
TOTAL COMMERCIAL SERVICES & SUPPLIES		13,580,368
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	14,200	1,378,536
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
Brinks Home Security Holdings, Inc. (a)	135,701	2,974,566
ELECTRICAL EQUIPMENT - 10.3%
Electrical Components & Equipment - 9.1%
Acuity Brands, Inc.	84,000	2,932,440
AMETEK, Inc.	272,250	8,224,673
Cooper Industries Ltd. Class A	359,900	10,519,877
Emerson Electric Co.	497,300	18,206,153
Rockwell Automation, Inc.	121,600	3,920,384
Saft Groupe SA	91,900	2,502,133
		46,305,660
Heavy Electrical Equipment - 1.2%
Alstom SA	48,100	2,880,118
Vestas Wind Systems AS (a)	57,300	3,388,278
		6,268,396
TOTAL ELECTRICAL EQUIPMENT		52,574,056
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)	42,927	2,736,167
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
Centex Corp.	99,100	1,054,424
INDUSTRIAL CONGLOMERATES - 9.9%
Industrial Conglomerates - 9.9%
General Electric Co.	916,696	14,850,475
Siemens AG sponsored ADR	249,865	18,927,274
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
Textron, Inc.	429,100	$ 5,951,617
Tyco International Ltd.	521,775	11,270,340
		50,999,706
MACHINERY - 16.2%
Construction & Farm Machinery & Heavy Trucks - 9.6%
Cummins, Inc.	624,518	16,693,366
Deere & Co. (d)	403,600	15,465,952
Manitowoc Co., Inc.	355,200	3,076,032
Navistar International Corp. (a)	348,700	7,455,206
PACCAR, Inc.	71,700	2,050,620
Terex Corp. (a)	192,200	3,328,904
Toro Co.	42,900	1,415,700
		49,485,780
Industrial Machinery - 6.6%
Danaher Corp.	329,300	18,641,673
Eaton Corp.	141,582	7,038,041
Parker Hannifin Corp. (d)	154,000	6,551,160
Sulzer AG (Reg.)	23,744	1,367,061
		33,597,935
TOTAL MACHINERY		83,083,715
MARINE - 0.4%
Marine - 0.4%
Safe Bulkers, Inc.	177,800	1,187,704
Ultrapetrol (Bahamas) Ltd. (a)	267,669	853,864
		2,041,568
PROFESSIONAL SERVICES - 1.6%
Human Resource & Employment Services - 0.7%
Manpower, Inc.	100,000	3,399,000
Research & Consulting Services - 0.9%
Equifax, Inc.	172,000	4,561,440
TOTAL PROFESSIONAL SERVICES		7,960,440
ROAD & RAIL - 10.5%
Railroads - 7.8%
CSX Corp.	328,800	10,676,136
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Railroads - continued
Norfolk Southern Corp.	231,500	$ 10,892,075
Union Pacific Corp.	389,000	18,594,200
		40,162,411
Trucking - 2.7%
Con-way, Inc.	223,100	5,934,460
J.B. Hunt Transport Services, Inc.	85,200	2,238,204
Landstar System, Inc.	56,500	2,171,295
Old Dominion Freight Lines, Inc. (a)	112,945	3,214,415
		13,558,374
TOTAL ROAD & RAIL		53,720,785
TRADING COMPANIES & DISTRIBUTORS - 1.7%
Trading Companies & Distributors - 1.7%
Rush Enterprises, Inc. Class A (a)	631,262	5,409,915
W.W. Grainger, Inc.	44,300	3,492,612
		8,902,527
TRANSPORTATION INFRASTRUCTURE - 0.7%
Marine Ports & Services - 0.7%
Aegean Marine Petroleum Network, Inc.	214,900	3,644,704
TOTAL COMMON STOCKS (Cost $613,602,691)		498,093,396
Nonconvertible Preferred Stocks - 0.2%

AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Fiat SpA (Cost $1,622,194)	283,400	1,009,145
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $182,090)	$ 6,300,000	126,000
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (b)	17,790,873	$ 17,790,873
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	5,984,575	5,984,575
TOTAL MONEY MARKET FUNDS (Cost $23,775,448)		23,775,448
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $639,182,423)		523,003,989
NET OTHER ASSETS - (2.0)%		(10,175,287)
NET ASSETS - 100%		$ 512,828,702
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 83,872
Fidelity Securities Lending Cash Central Fund	15,705
Total	$ 99,577
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 523,003,989	$ 510,622,149	$ 12,381,840	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 78,750
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	47,250
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(126,000)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $654,149,686. Net unrealized depreciation aggregated $131,145,697, of which $12,279,669 related to appreciated investment securities and $143,425,366 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy
Central Fund

December 31, 2008

1.842160.102

ENCIP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	13,701	$ 145,094
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. (a)	91,758	4,413,560
ELECTRICAL EQUIPMENT - 2.3%
Electrical Components & Equipment - 2.1%
Energy Conversion Devices, Inc. (a)	54	1,361
Evergreen Solar, Inc. (a)	233,725	745,583
First Solar, Inc. (a)	16,500	2,276,340
JA Solar Holdings Co. Ltd. ADR (a)(d)	421,900	1,843,703
Q-Cells SE (a)	16,307	596,379
Renewable Energy Corp. AS (a)	63,800	615,134
Sunpower Corp. Class B (a)	87,800	2,672,632
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	39,200	458,640
		9,209,772
Heavy Electrical Equipment - 0.2%
Vestas Wind Systems AS (a)	12,217	722,419
TOTAL ELECTRICAL EQUIPMENT		9,932,191
ENERGY EQUIPMENT & SERVICES - 21.4%
Oil & Gas Drilling - 10.9%
Atwood Oceanics, Inc. (a)	320,855	4,902,664
Helmerich & Payne, Inc.	255,798	5,819,405
Hercules Offshore, Inc. (a)	206,093	978,942
Nabors Industries Ltd. (a)	740,984	8,869,578
Noble Corp.	561,730	12,408,616
Patterson-UTI Energy, Inc.	383,164	4,410,218
Pioneer Drilling Co. (a)	68,945	384,024
Pride International, Inc. (a)	242,900	3,881,542
Rowan Companies, Inc.	148,000	2,353,200
Transocean Ltd. (a)	91,775	4,336,369
		48,344,558
Oil & Gas Equipment & Services - 10.5%
Baker Hughes, Inc.	35,700	1,144,899
BJ Services Co.	251,354	2,933,301
Complete Production Services, Inc. (a)	100,770	821,276
Core Laboratories NV	12,500	748,250
Dril-Quip, Inc. (a)	24,395	500,341
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Exterran Holdings, Inc. (a)	74,995	$ 1,597,394
FMC Technologies, Inc. (a)	71	1,692
Fugro NV (Certificaten Van Aandelen) unit	1,650	47,651
Global Industries Ltd. (a)(d)	361,603	1,261,994
Halliburton Co.	141,700	2,576,106
Helix Energy Solutions Group, Inc. (a)	71,300	516,212
National Oilwell Varco, Inc. (a)	402,495	9,836,978
Oil States International, Inc. (a)	63,100	1,179,339
Schlumberger Ltd. (NY Shares)	179,278	7,588,838
Smith International, Inc.	13,900	318,171
Superior Energy Services, Inc. (a)	210,916	3,359,892
Tenaris SA sponsored ADR	18,000	377,640
Tidewater, Inc.	59,341	2,389,662
TSC Offshore Group Ltd. (a)	1,216,000	87,926
Weatherford International Ltd. (a)	685,826	7,420,637
Willbros Group, Inc. (a)	179,299	1,518,663
		46,226,862
TOTAL ENERGY EQUIPMENT & SERVICES		94,571,420
GAS UTILITIES - 1.0%
Gas Utilities - 1.0%
Equitable Resources, Inc.	50,479	1,693,570
Questar Corp.	72,672	2,375,648
Zhongyu Gas Holdings Ltd. (a)	4,720,000	252,439
		4,321,657
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Teck Cominco Ltd. Class B (sub. vtg.)	56,800	281,036
OIL, GAS & CONSUMABLE FUELS - 72.1%
Coal & Consumable Fuels - 3.8%
Arch Coal, Inc.	117,015	1,906,174
CONSOL Energy, Inc.	150,049	4,288,400
Foundation Coal Holdings, Inc.	314,100	4,403,682
Peabody Energy Corp.	252,661	5,748,038
PT Bumi Resources Tbk	2,434,500	197,655
		16,543,949
Integrated Oil & Gas - 30.6%
BP PLC sponsored ADR	88,900	4,155,186
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Chevron Corp.	325,700	$ 24,092,029
ConocoPhillips	207,900	10,769,220
ENI SpA sponsored ADR (d)	138,900	6,642,198
Exxon Mobil Corp.	330,429	26,378,144
Hess Corp.	254,200	13,635,288
Marathon Oil Corp.	384,300	10,514,448
Occidental Petroleum Corp.	309,000	18,536,910
Petro-Canada	183,700	4,034,243
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	84,600	1,726,686
Royal Dutch Shell PLC Class A sponsored ADR	147,700	7,819,238
Total SA sponsored ADR	120,900	6,685,770
		134,989,360
Oil & Gas Exploration & Production - 29.6%
Anadarko Petroleum Corp.	337,300	13,002,915
Apache Corp.	15,100	1,125,403
Berry Petroleum Co. Class A	2,829	21,387
Cabot Oil & Gas Corp. (d)	654,800	17,024,800
Canadian Natural Resources Ltd.	70,700	2,832,765
Chesapeake Energy Corp.	43,270	699,676
Comstock Resources, Inc. (a)	185,053	8,743,754
Concho Resources, Inc. (a)	200,556	4,576,688
Denbury Resources, Inc. (a)	385,100	4,205,292
Devon Energy Corp.	20,600	1,353,626
Encore Acquisition Co. (a)	125,106	3,192,705
EOG Resources, Inc.	969	64,516
EXCO Resources, Inc. (a)	276,847	2,508,234
Forest Oil Corp. (a)	25,600	422,144
Goodrich Petroleum Corp. (a)	48,300	1,446,585
Newfield Exploration Co. (a)	16,300	321,925
Nexen, Inc.	223,100	3,933,176
Noble Energy, Inc.	123,100	6,058,982
Oil Search Ltd.	488,139	1,630,401
OPTI Canada, Inc. (a)	259,700	384,203
Penn Virginia Corp.	78,366	2,035,949
Petrobank Energy & Resources Ltd. (a)	22,900	382,263
Petrohawk Energy Corp. (a)(d)	666,600	10,418,958
Petroquest Energy, Inc. (a)(d)	199,802	1,350,662
Plains Exploration & Production Co. (a)	252,232	5,861,872
Quicksilver Resources, Inc. (a)	504,119	2,807,943
Range Resources Corp.	528,835	18,186,636
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
SandRidge Energy, Inc. (a)	4,800	$ 29,520
Southwestern Energy Co. (a)	514,500	14,905,065
Talisman Energy, Inc.	4,800	48,051
Whiting Petroleum Corp. (a)	32,100	1,074,066
		130,650,162
Oil & Gas Refining & Marketing - 6.4%
Frontier Oil Corp. (d)	608,691	7,687,767
Holly Corp.	139,602	2,544,944
Sunoco, Inc. (d)	129,363	5,622,116
Tesoro Corp. (d)	281,065	3,701,626
Valero Energy Corp.	409,500	8,861,580
Western Refining, Inc.	100	776
		28,418,809
Oil & Gas Storage & Transport - 1.7%
El Paso Corp.	267,300	2,092,959
Williams Companies, Inc.	357,973	5,183,449
		7,276,408
TOTAL OIL, GAS & CONSUMABLE FUELS		317,878,688
TOTAL COMMON STOCKS (Cost $575,595,393)		431,543,646
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 1.06% (b)	9,278,110	9,278,110
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	15,623,572	15,623,572
TOTAL MONEY MARKET FUNDS (Cost $24,901,682)		24,901,682
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $600,497,075)		456,445,328
NET OTHER ASSETS - (3.5)%		(15,430,962)
NET ASSETS - 100%		$ 441,014,366
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,060
Fidelity Securities Lending Cash Central Fund	65,187
Total	$ 115,247
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 456,445,328	$ 452,295,324	$ 4,150,004	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $625,830,254. Net unrealized depreciation aggregated $169,384,926, of which $25,155,307 related to appreciated investment securities and $194,540,233 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

December 31, 2008

1.842161.102

CSCIP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
BEVERAGES - 32.4%
Brewers - 6.2%
Anadolu Efes Biracilik ve Malt Sanyii AS	137,148	$ 916,991
Anheuser-Busch InBev NV	557,100	12,999,096
Anheuser-Busch InBev NV (strip VVPR) (a)	312,800	1,809
Carlsberg AS Series B	320	10,511
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	55,500	2,459,205
Heineken NV (Bearer)	300	9,229
Molson Coors Brewing Co. Class B	229,720	11,237,902
SABMiller PLC	131,600	2,243,060
		29,877,803
Distillers & Vintners - 4.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	709,100	11,182,507
Diageo PLC sponsored ADR	124,600	7,069,804
Pernod Ricard SA	48,520	3,621,567
Remy Cointreau SA	14,800	617,247
		22,491,125
Soft Drinks - 21.6%
Coca-Cola Amatil Ltd.	168,600	1,105,120
Coca-Cola Enterprises, Inc.	309,700	3,725,691
Coca-Cola FEMSA SAB de CV sponsored ADR	55,100	2,397,401
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	151,700	2,193,582
Coca-Cola Icecek AS	264,668	1,090,972
Cott Corp. (a)	863,400	1,092,822
Embotelladora Andina SA sponsored ADR	160,300	2,164,050
Fomento Economico Mexicano SAB de CV sponsored ADR	43,500	1,310,655
PepsiCo, Inc.	738,200	40,431,214
The Coca-Cola Co.	1,097,500	49,683,825
		105,195,332
TOTAL BEVERAGES		157,564,260
FOOD & STAPLES RETAILING - 18.2%
Drug Retail - 8.4%
CVS Caremark Corp.	958,866	27,557,809
Walgreen Co.	537,000	13,247,790
		40,805,599
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Distributors - 0.6%
Sysco Corp.	105,800	$ 2,427,052
United Natural Foods, Inc. (a)	15,200	270,864
		2,697,916
Food Retail - 3.3%
Kroger Co.	246,500	6,510,065
Safeway, Inc.	357,500	8,497,775
SUPERVALU, Inc.	70,000	1,022,000
		16,029,840
Hypermarkets & Super Centers - 5.9%
Wal-Mart Stores, Inc.	515,308	28,888,166
TOTAL FOOD & STAPLES RETAILING		88,421,521
FOOD PRODUCTS - 15.7%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	265,400	7,651,482
Bunge Ltd.	102,800	5,321,956
Corn Products International, Inc.	32,900	949,165
SLC Agricola SA	164,000	1,036,675
Viterra, Inc. (a)	160,000	1,249,281
		16,208,559
Packaged Foods & Meats - 12.3%
Cadbury PLC sponsored ADR	35,504	1,266,428
Groupe Danone	57,100	3,466,356
Kraft Foods, Inc. Class A (d)	389,500	10,458,075
Lindt & Spruengli AG (d)	50	1,073,155
Nestle SA (Reg.)	485,045	19,162,771
Perdigao SA	73,000	964,873
PureCircle Ltd.	69,500	199,460
Ralcorp Holdings, Inc. (a)	25,200	1,471,680
Sadia SA ADR (d)	190,300	932,470
Smithfield Foods, Inc. (a)	51,400	723,198
Tyson Foods, Inc. Class A	582,500	5,102,700
Unilever NV (NY Shares)	589,900	14,482,045
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	26,200	689,322
		59,992,533
TOTAL FOOD PRODUCTS		76,201,092
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Starbucks Corp. (a)	400	$ 3,784
HOUSEHOLD PRODUCTS - 18.7%
Household Products - 18.7%
Colgate-Palmolive Co.	251,400	17,230,956
Energizer Holdings, Inc. (a)	24,000	1,299,360
Kimberly-Clark Corp.	5,600	295,344
Procter & Gamble Co.	1,171,602	72,428,435
		91,254,095
PERSONAL PRODUCTS - 3.5%
Personal Products - 3.5%
Avon Products, Inc.	602,811	14,485,548
Bare Escentuals, Inc. (a)(d)	114,630	599,515
Estee Lauder Companies, Inc. Class A	100	3,096
Herbalife Ltd.	57,306	1,242,394
Physicians Formula Holdings, Inc. (a)	209,615	584,826
		16,915,379
PHARMACEUTICALS - 0.7%
Pharmaceuticals - 0.7%
Johnson & Johnson	61,200	3,661,596
TOBACCO - 8.6%
Tobacco - 8.6%
Altria Group, Inc.	435,600	6,560,136
British American Tobacco PLC sponsored ADR	377,600	19,990,144
Lorillard, Inc.	42,500	2,394,875
Philip Morris International, Inc.	271,000	11,791,210
Souza Cruz Industria Comerico	59,100	1,162,516
		41,898,881
TOTAL COMMON STOCKS (Cost $488,954,005)		475,920,608
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (b)	10,840,342	$ 10,840,342
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	706,765	706,765
TOTAL MONEY MARKET FUNDS (Cost $11,547,107)		11,547,107
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $500,501,112)		487,467,715
NET OTHER ASSETS - (0.1)%		(726,764)
NET ASSETS - 100%		$ 486,740,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,152
Fidelity Securities Lending Cash Central Fund	57,996
Total	$ 95,148
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 487,467,715	$ 439,794,270	$ 47,673,445	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $508,511,812. Net unrealized depreciation aggregated $21,044,097, of which $32,724,171 related to appreciated investment securities and $53,768,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

December 31, 2008

1.811332.104

HP1-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.6%
	Principal Amount	Value
Convertible Bonds - 0.4%
Energy - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 440,000	$ 265,408
Technology - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15	900,000	257,850
Lucent Technologies, Inc. 2.875% 6/15/25	324,000	146,124
		403,974
Telecommunications - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	360,000	313,200
TOTAL CONVERTIBLE BONDS		982,582
Nonconvertible Bonds - 85.2%
Aerospace - 1.7%
Alliant Techsystems, Inc. 6.75% 4/1/16	1,405,000	1,285,575
BE Aerospace, Inc. 8.5% 7/1/18	380,000	342,000
Bombardier, Inc.:
6.3% 5/1/14 (c)	1,000,000	822,500
7.45% 5/1/34 (c)	695,000	441,325
L-3 Communications Corp.:
6.125% 7/15/13	275,000	247,500
6.375% 10/15/15	520,000	486,200
7.625% 6/15/12	1,415,000	1,379,625
Sequa Corp.:
11.75% 12/1/15 (c)	485,000	184,300
13.5% 12/1/15 pay-in-kind (c)	261,815	80,737
		5,269,762
Air Transportation - 2.0%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	1,605,000	1,155,600
6.977% 11/23/22	139,733	79,648
8.608% 10/1/12	390,000	253,500
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	526,261	342,070
7.73% 9/15/12	211,545	150,197
7.875% 7/2/18	372,887	216,274
8.388% 5/1/22	238,905	158,872
9.558% 9/1/19	676,085	385,368
9.798% 4/1/21	4,182,316	2,363,009
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	383,580	197,544
8.954% 8/10/14	387,227	201,358
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 280,000	$ 140,000
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	687,575	357,539
		6,000,979
Automotive - 1.7%
Ford Motor Co.:
7.45% 7/16/31	5,555,000	1,555,400
9.5% 9/15/11	110,000	40,700
Ford Motor Credit Co. LLC:
7% 10/1/13	3,000,000	2,072,781
7.25% 10/25/11	250,000	182,627
7.375% 10/28/09	745,000	648,150
7.875% 6/15/10	145,000	111,650
9.2025% 4/15/09 (d)	360,000	331,200
Tenneco, Inc. 8.125% 11/15/15	140,000	64,400
		5,006,908
Broadcasting - 0.0%
Nexstar Broadcasting, Inc. 7% 1/15/14	70,000	31,500
Building Materials - 0.8%
General Cable Corp. 7.125% 4/1/17	1,245,000	821,700
Nortek, Inc. 10% 12/1/13	1,045,000	715,825
Owens Corning 6.5% 12/1/16	1,015,000	735,070
Ply Gem Industries, Inc. 11.75% 6/15/13	485,000	281,300
		2,553,895
Cable TV - 4.7%
Cablevision Systems Corp. 8% 4/15/12	140,000	126,000
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	100,000	61,500
Charter Communications Holdings I LLC:
9.92% 4/1/14	532,000	26,600
10% 5/15/14	165,000	6,600
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	1,230,000	215,250
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	760,000	349,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (c)	$ 970,000	$ 732,350
10.875% 9/15/14 (c)	800,000	632,000
CSC Holdings, Inc.:
6.75% 4/15/12	1,435,000	1,313,025
7.625% 4/1/11	1,115,000	1,050,888
8.5% 6/15/15 (c)	800,000	704,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	2,055,000	1,841,794
7.625% 5/15/16	890,000	849,950
8.375% 3/15/13	415,000	410,850
EchoStar Communications Corp.:
6.375% 10/1/11	1,540,000	1,416,800
7% 10/1/13	2,355,000	2,042,963
7.125% 2/1/16	1,225,000	1,041,250
Kabel Deutschland GmbH 10.625% 7/1/14	920,000	809,600
Videotron Ltd. 9.125% 4/15/18 (c)	625,000	581,250
		14,212,270
Capital Goods - 1.8%
Case Corp. 7.25% 1/15/16	1,205,000	861,575
Leucadia National Corp.:
7% 8/15/13	65,000	51,350
7.125% 3/15/17	1,560,000	1,185,600
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	240,000	148,800
9.5% 8/1/14	145,000	108,750
11.75% 8/1/16	240,000	144,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	2,235,000	1,653,900
Terex Corp. 8% 11/15/17	1,550,000	1,317,500
		5,471,475
Chemicals - 1.2%
Airgas, Inc. 7.125% 10/1/18 (c)	1,395,000	1,199,700
Chemtura Corp. 6.875% 6/1/16	770,000	400,400
Equistar Chemicals LP 7.55% 2/15/26	705,000	88,125
Momentive Performance Materials, Inc. 9.75% 12/1/14	1,245,000	522,900
Nalco Co. 7.75% 11/15/11	585,000	561,600
NOVA Chemicals Corp.:
5.72% 11/15/13 (d)	195,000	72,638
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
NOVA Chemicals Corp.: - continued
6.5% 1/15/12	$ 1,100,000	$ 456,500
PolyOne Corp. 8.875% 5/1/12	485,000	247,350
		3,549,213
Consumer Products - 1.5%
Jostens Holding Corp. 10.25% 12/1/13	3,135,000	2,288,550
Revlon Consumer Products Corp. 9.5% 4/1/11	1,075,000	763,250
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,100,000	1,470,000
		4,521,800
Containers - 1.4%
Berry Plastics Corp. 9.5025% 2/15/15 (d)	405,000	285,525
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	240,000	237,600
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,095,000	1,529,350
8% 4/15/23	115,000	96,600
Greif, Inc. 6.75% 2/1/17	1,700,000	1,470,500
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	725,000	705,063
		4,324,638
Diversified Financial Services - 0.1%
Sprint Capital Corp. 8.75% 3/15/32	475,000	320,625
Diversified Media - 1.2%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	390,000	173,550
7.25% 8/15/11	725,000	380,625
Lamar Media Corp.:
Series B, 6.625% 8/15/15	90,000	65,025
6.625% 8/15/15	1,200,000	867,000
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	840,000	302,400
10% 8/1/14	1,460,000	1,168,000
Quebecor Media, Inc.:
7.75% 3/15/16	490,000	328,300
7.75% 3/15/16	680,000	455,600
		3,740,500
Electric Utilities - 7.5%
AES Corp.:
7.75% 3/1/14	555,000	460,650
7.75% 10/15/15	1,405,000	1,124,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
8% 10/15/17	$ 460,000	$ 372,600
Aquila, Inc. 11.875% 7/1/12 (d)	70,000	72,100
CMS Energy Corp. 6.3% 2/1/12	65,000	59,800
Dynegy Holdings, Inc. 8.375% 5/1/16	585,000	418,275
Edison Mission Energy:
7% 5/15/17	995,000	865,650
7.2% 5/15/19	1,315,000	1,071,725
7.625% 5/15/27	1,050,000	808,500
Energy Future Holdings:
10.875% 11/1/17 (c)	2,740,000	1,945,400
11.25% 11/1/17 pay-in-kind (c)(d)	1,565,000	750,678
Intergen NV 9% 6/30/17 (c)	1,810,000	1,411,800
IPALCO Enterprises, Inc. 7.25% 4/1/16 (c)	495,000	371,250
Mirant Americas Generation LLC:
8.3% 5/1/11	495,000	472,725
8.5% 10/1/21	1,205,000	891,700
9.125% 5/1/31	315,000	223,650
NRG Energy, Inc.:
7.25% 2/1/14	2,330,000	2,108,650
7.375% 2/1/16	285,000	256,500
7.375% 1/15/17	2,135,000	1,964,200
NSG Holdings II, LLC 7.75% 12/15/25 (c)	1,620,000	1,263,600
Orion Power Holdings, Inc. 12% 5/1/10	30,000	30,000
Reliant Energy, Inc.:
6.75% 12/15/14	760,000	668,800
7.625% 6/15/14	1,765,000	1,438,475
7.875% 6/15/17	235,000	189,175
Tenaska Alabama Partners LP 7% 6/30/21 (c)	670,473	522,969
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (c)	1,905,000	1,319,213
Series B, 10.25% 11/1/15 (c)	1,810,000	1,253,425
10.5% 11/1/16 pay-in-kind (c)(d)	750,000	360,703
		22,696,213
Energy - 8.8%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,140,000	741,000
Chaparral Energy, Inc.:
8.5% 12/1/15	1,775,000	390,500
8.875% 2/1/17	520,000	114,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.:
6.5% 8/15/17	$ 635,000	$ 488,950
6.625% 1/15/16	1,070,000	845,300
6.875% 1/15/16	255,000	206,550
7.25% 12/15/18	1,540,000	1,185,800
7.5% 9/15/13	455,000	384,475
7.5% 6/15/14	805,000	680,225
7.625% 7/15/13	445,000	387,150
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	410,000	262,400
7.75% 5/15/17	420,000	247,800
Complete Production Services, Inc. 8% 12/15/16	255,000	160,650
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (c)	270,000	108,000
Dynegy Holdings, Inc. 8.75% 2/15/12	265,000	233,200
El Paso Corp. 7% 6/15/17	1,425,000	1,115,212
El Paso Energy Corp. 7.75% 1/15/32	570,000	369,999
El Paso Performance-Linked Trust 7.75% 7/15/11 (c)	905,000	778,300
Energy Partners Ltd.:
9.75% 4/15/14	525,000	173,250
9.8775% 4/15/13 (d)	700,000	231,000
Forest Oil Corp.:
7.25% 6/15/19	1,315,000	973,100
7.25% 6/15/19 (c)	130,000	94,250
7.75% 5/1/14	625,000	496,875
Frontier Oil Corp. 8.5% 9/15/16	675,000	560,250
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (c)	445,000	213,600
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (c)	2,500,000	1,725,000
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	275,000	245,438
Newfield Exploration Co. 7.125% 5/15/18	1,925,000	1,453,375
OPTI Canada, Inc.:
7.875% 12/15/14	245,000	128,625
8.25% 12/15/14	740,000	399,600
Pan American Energy LLC 7.75% 2/9/12 (c)	825,000	585,750
Parker Drilling Co. 9.625% 10/1/13	1,230,000	953,250
Petrohawk Energy Corp.:
7.875% 6/1/15 (c)	410,000	303,400
9.125% 7/15/13	675,000	546,750
Petroleum Development Corp. 12% 2/15/18	615,000	381,300
Pioneer Natural Resources Co. 6.65% 3/15/17	720,000	525,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co. 7% 3/15/17	$ 3,175,000	$ 2,047,875
Range Resources Corp. 7.375% 7/15/13	4,235,000	3,557,400
SandRidge Energy, Inc.:
7.5075% 4/1/14 (d)	300,000	156,000
8.625% 4/1/15 pay-in-kind (d)	2,660,000	1,330,000
Seitel, Inc. 9.75% 2/15/14	880,000	316,800
Southwestern Energy Co. 7.5% 2/1/18 (c)	575,000	506,000
Tesoro Corp. 6.5% 6/1/17	165,000	90,544
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	120,000	96,000
		26,790,943
Environmental - 1.1%
Allied Waste North America, Inc.:
6.875% 6/1/17	1,680,000	1,566,600
7.125% 5/15/16	1,740,000	1,531,200
Browning-Ferris Industries, Inc. 7.4% 9/15/35	260,000	214,492
		3,312,292
Food and Drug Retail - 0.1%
Rite Aid Corp. 7.5% 3/1/17	160,000	103,200
SUPERVALU, Inc. 7.5% 11/15/14	220,000	176,000
		279,200
Food/Beverage/Tobacco - 2.5%
Constellation Brands, Inc.:
7.25% 9/1/16	1,525,000	1,441,125
7.25% 5/15/17	705,000	666,225
8.375% 12/15/14	885,000	845,175
Dean Foods Co.:
6.9% 10/15/17	1,360,000	1,088,000
7% 6/1/16	2,645,000	2,248,250
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,145,000	801,500
Smithfield Foods, Inc. 7.75% 7/1/17	875,000	498,750
		7,589,025
Gaming - 4.1%
Harrah's Operating Co., Inc. 10% 12/15/15 (c)	37,000	15,540
Las Vegas Sands Corp. 6.375% 2/15/15	300,000	178,500
Mandalay Resort Group 9.375% 2/15/10	640,000	473,600
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (c)	1,865,000	662,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.:
6% 10/1/09	$ 1,230,000	$ 1,174,650
6.625% 7/15/15	980,000	613,725
6.75% 9/1/12	2,460,000	1,709,700
6.75% 4/1/13	105,000	71,400
6.875% 4/1/16	530,000	331,250
7.625% 1/15/17	620,000	387,500
8.375% 2/1/11	555,000	333,000
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	220,000	138,600
6.375% 7/15/09	1,085,000	1,036,175
7.125% 8/15/14	520,000	270,400
Scientific Games Corp.:
6.25% 12/15/12	370,000	297,850
7.875% 6/15/16 (c)	670,000	539,350
Seminole Hard Rock Entertainment, Inc. 4.4963% 3/15/14 (c)(d)	665,000	352,450
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,075,000	752,500
7.25% 5/1/12	485,000	339,500
Snoqualmie Entertainment Authority:
6.875% 2/1/14 (c)(d)	800,000	464,000
9.125% 2/1/15 (c)	355,000	220,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,720,000	1,294,300
6.625% 12/1/14	895,000	655,588
		12,311,753
Healthcare - 7.7%
Bausch & Lomb, Inc. 9.875% 11/1/15 (c)	1,210,000	931,700
Biomet, Inc.:
10% 10/15/17	1,770,000	1,681,500
10.375% 10/15/17 pay-in-kind (d)	485,000	378,300
11.625% 10/15/17	1,090,000	899,250
Boston Scientific Corp. 6.4% 6/15/16	410,000	350,550
Community Health Systems, Inc. 8.875% 7/15/15	2,355,000	2,166,600
DaVita, Inc.:
6.625% 3/15/13	705,000	648,600
7.25% 3/15/15	1,000,000	930,000
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	2,465,000	1,774,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
FMC Finance III SA 6.875% 7/15/17	$ 845,000	$ 709,800
HCA, Inc.:
6.5% 2/15/16	1,380,000	821,100
7.875% 2/1/11	500,000	430,000
8.75% 9/1/10	420,000	384,300
9.125% 11/15/14	2,065,000	1,899,800
9.25% 11/15/16	2,045,000	1,871,175
10.375% 11/15/16 pay-in-kind (d)	990,000	734,040
HealthSouth Corp. 10.75% 6/15/16	1,440,000	1,303,200
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,850,000	2,308,500
7% 1/15/16	435,000	326,250
Service Corp. International 7.5% 4/1/27	1,790,000	1,154,550
Ventas Realty LP:
6.5% 6/1/16	500,000	370,000
6.625% 10/15/14	790,000	620,150
Viant Holdings, Inc. 10.125% 7/15/17 (c)	1,244,000	385,640
VWR Funding, Inc. 10.25% 7/15/15	360,000	205,200
		23,285,005
Homebuilding/Real Estate - 1.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,435,000	990,150
8.125% 6/1/12	2,870,000	2,209,900
D.R. Horton, Inc. 6.5% 4/15/16	400,000	252,000
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	240,000	64,800
KB Home 6.375% 8/15/11	185,000	142,450
Pulte Homes, Inc. 5.25% 1/15/14	225,000	146,250
		3,805,550
Hotels - 0.7%
Host Hotels & Resorts LP 6.875% 11/1/14	130,000	91,650
Host Marriott LP 7.125% 11/1/13	2,530,000	1,998,700
		2,090,350
Leisure - 1.4%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	1,285,000	732,450
7.25% 6/15/16	1,220,000	652,700
7.5% 10/15/27	2,285,000	982,550
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,629,000	928,530
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Universal City Florida Holding Co. I/II:
7.9425% 5/1/10 (d)	$ 1,700,000	$ 765,000
8.375% 5/1/10	260,000	117,000
		4,178,230
Metals/Mining - 4.5%
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	888,125
Compass Minerals International, Inc. 12% 6/1/13	3,161,000	3,066,170
Drummond Co., Inc. 7.375% 2/15/16 (c)	1,645,000	855,400
FMG Finance Property Ltd.:
6.2025% 9/1/11 (c)(d)	1,030,000	638,600
10% 9/1/13 (c)	950,000	551,000
10.625% 9/1/16 (c)	1,190,000	690,200
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	3,270,000	2,681,400
8.375% 4/1/17	2,380,000	1,915,900
Massey Energy Co. 6.875% 12/15/13	2,005,000	1,453,625
Noranda Aluminium Acquisition Corp. 6.595% 5/15/15 pay-in-kind (d)	600,000	180,000
Novelis, Inc. 7.25% 2/15/15	475,000	256,500
Peabody Energy Corp. 7.375% 11/1/16	350,000	329,000
		13,505,920
Paper - 1.6%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (c)	430,000	275,200
Catalyst Paper Corp. 8.625% 6/15/11	485,000	213,400
Domtar Corp.:
5.375% 12/1/13	365,000	229,950
7.125% 8/15/15	245,000	159,250
Georgia-Pacific Corp. 7% 1/15/15 (c)	2,625,000	2,178,750
Graphic Packaging International, Inc. 8.5% 8/15/11	245,000	201,513
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	610,000	128,100
Rock-Tenn Co. 9.25% 3/15/16 (c)	1,700,000	1,589,500
		4,975,663
Publishing/Printing - 0.5%
Scholastic Corp. 5% 4/15/13	950,000	703,000
The Reader's Digest Association, Inc. 9% 2/15/17	1,090,000	76,300
TL Acquisitions, Inc.:
0% 7/15/15 (b)(c)	360,000	122,400
10.5% 1/15/15 (c)	1,370,000	575,400
		1,477,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Railroad - 0.3%
Kansas City Southern Railway Co.:
8% 6/1/15	$ 505,000	$ 409,050
13% 12/15/13	445,000	443,888
		852,938
Restaurants - 0.2%
Carrols Corp. 9% 1/15/13	835,000	551,100
Services - 4.0%
ARAMARK Corp.:
6.6925% 2/1/15 (d)	1,110,000	838,050
8.5% 2/1/15	2,290,000	2,038,100
Ashtead Capital, Inc. 9% 8/15/16 (c)	900,000	468,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16	965,000	241,250
Corrections Corp. of America 6.25% 3/15/13	1,805,000	1,678,650
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,386,875
7.75% 10/1/16	760,000	630,800
Hertz Corp.:
8.875% 1/1/14	130,000	74,100
10.5% 1/1/16	265,000	106,000
Iron Mountain, Inc.:
6.625% 1/1/16	780,000	633,750
7.75% 1/15/15	195,000	175,013
8% 6/15/20	240,000	192,000
8.625% 4/1/13	1,885,000	1,771,900
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	165,000	113,850
JohnsonDiversey, Inc. 9.625% 5/15/12	75,000	61,500
Penhall International Corp. 12% 8/1/14 (c)	120,000	48,000
Rental Service Corp. 9.5% 12/1/14	990,000	524,700
United Rentals North America, Inc.:
7% 2/15/14	215,000	131,150
7.75% 11/15/13	145,000	94,250
US Investigations Services, Inc.:
10.5% 11/1/15 (c)	1,145,000	835,850
11.75% 5/1/16 (c)	325,000	204,750
		12,248,538
Shipping - 3.9%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,665,000	899,100
Overseas Shipholding Group, Inc. 7.5% 2/15/24	200,000	133,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 9,465,000	$ 6,720,149
Teekay Corp. 8.875% 7/15/11	4,970,000	4,224,500
		11,976,749
Specialty Retailing - 0.4%
Dollar General Corp.:
10.625% 7/15/15	220,000	211,200
11.875% 7/15/17 pay-in-kind (d)	145,000	123,250
Michaels Stores, Inc. 10% 11/1/14	245,000	107,800
Sally Holdings LLC:
9.25% 11/15/14	650,000	533,000
10.5% 11/15/16	240,000	158,400
Yankee Acquisition Corp. 8.5% 2/15/15	500,000	233,125
		1,366,775
Steels - 1.0%
Evraz Group SA:
8.875% 4/24/13 (c)	360,000	181,800
9.5% 4/24/18 (c)	255,000	130,050
Steel Dynamics, Inc.:
6.75% 4/1/15	1,630,000	1,092,100
7.375% 11/1/12	2,080,000	1,601,600
		3,005,550
Super Retail - 1.5%
AutoNation, Inc. 7% 4/15/14	450,000	326,250
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	560,000	515,200
NBC Acquisition Corp. 11% 3/15/13	6,105,000	2,442,000
Nebraska Book Co., Inc. 8.625% 3/15/12	1,115,000	557,500
Neiman Marcus Group, Inc. 9% 10/15/15	595,000	261,800
Sonic Automotive, Inc. 8.625% 8/15/13	280,000	103,600
Toys 'R' US, Inc.:
7.375% 10/15/18	100,000	36,000
7.625% 8/1/11	865,000	415,200
		4,657,550
Technology - 4.1%
Amkor Technology, Inc.:
7.75% 5/15/13	1,000,000	590,000
9.25% 6/1/16	1,340,000	763,800
Avago Technologies Finance Ltd. 10.125% 12/1/13	490,000	373,013
Celestica, Inc. 7.875% 7/1/11	880,000	800,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Flextronics International Ltd.:
6.25% 11/15/14	$ 105,000	$ 76,125
6.5% 5/15/13	75,000	55,500
Freescale Semiconductor, Inc.:
5.8712% 12/15/14 (d)	710,000	220,100
8.875% 12/15/14	1,505,000	647,150
9.125% 12/15/14 pay-in-kind (d)	140,000	28,747
Jabil Circuit, Inc. 8.25% 3/15/18	225,000	150,750
Lucent Technologies, Inc.:
6.45% 3/15/29	560,000	221,200
6.5% 1/15/28	2,150,000	849,250
Nortel Networks Corp. 9.0025% 7/15/11 (d)	120,000	28,200
NXP BV:
7.5025% 10/15/13 (d)	200,000	58,000
7.875% 10/15/14	720,000	266,400
9.5% 10/15/15	390,000	70,200
Seagate Technology HDD Holdings 6.8% 10/1/16	1,335,000	700,875
SS&C Technologies, Inc. 11.75% 12/1/13	35,000	31,150
SunGard Data Systems, Inc.:
9.125% 8/15/13	1,770,000	1,469,100
10.25% 8/15/15	340,000	212,075
Xerox Capital Trust I 8% 2/1/27	7,005,000	4,783,644
		12,396,079
Telecommunications - 9.2%
American Tower Corp. 7.125% 10/15/12	700,000	675,500
Cincinnati Bell, Inc. 8.375% 1/15/14	2,030,000	1,563,100
Citizens Communications Co.:
6.25% 1/15/13	450,000	378,000
9% 8/15/31	530,000	333,900
Cricket Communications, Inc.:
9.375% 11/1/14	445,000	364,900
10% 7/15/15 (c)	735,000	679,875
Digicel Group Ltd.:
8.875% 1/15/15 (c)	2,315,000	1,481,600
9.125% 1/15/15 pay-in-kind (c)(d)	190,000	115,900
9.25% 9/1/12 (c)	1,600,000	1,344,000
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (c)	3,290,000	3,010,350
11.5% 6/15/16 (c)	1,000,000	890,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Ltd.:
6.5% 11/1/13	$ 300,000	$ 165,000
7.625% 4/15/12	585,000	386,100
11.25% 6/15/16	2,340,000	2,106,000
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (c)	500,000	460,000
8.875% 1/15/15 (c)	1,430,000	1,294,150
Level 3 Financing, Inc.:
8.75% 2/15/17	1,295,000	615,125
9.25% 11/1/14	500,000	255,000
MetroPCS Wireless, Inc. 9.25% 11/1/14	550,000	492,250
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,303,000	1,042,400
Nextel Communications, Inc.:
6.875% 10/31/13	1,060,000	450,500
7.375% 8/1/15	335,000	140,700
Orascom Telecom Finance SCA 7.875% 2/8/14 (c)	1,605,000	802,500
Qwest Communications International, Inc. 7.5% 2/15/14	225,000	149,625
Qwest Corp.:
5.2463% 6/15/13 (d)	1,400,000	1,008,000
6.5% 6/1/17	420,000	310,800
7.5% 10/1/14	1,605,000	1,316,100
7.625% 6/15/15	650,000	533,000
Sprint Capital Corp.:
6.875% 11/15/28	1,790,000	1,065,050
8.375% 3/15/12	900,000	720,000
Sprint Nextel Corp. 6% 12/1/16	365,000	257,325
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	2,430,000	1,992,600
U.S. West Communications:
6.875% 9/15/33	225,000	133,875
7.5% 6/15/23	1,235,000	839,800
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (c)	390,000	241,800
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (c)	295,000	153,400
		27,768,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.7%
Hanesbrands, Inc. 5.6975% 12/15/14 (c)(d)	$ 1,830,000	$ 1,281,000
Levi Strauss & Co. 9.75% 1/15/15	1,315,000	907,350
		2,188,350
TOTAL NONCONVERTIBLE BONDS		258,312,663
TOTAL CORPORATE BONDS (Cost $328,845,701)		259,295,245
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.7916% 8/1/24 (c)(d) (Cost $615,104)	692,601	367,078
Common Stocks - 1.1%
	Shares
Gaming - 0.8%
Las Vegas Sands Corp. unit (a)	25,000	2,587,500
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (e)	144,445	837,781
TOTAL COMMON STOCKS (Cost $8,334,134)		3,425,281
Convertible Preferred Stocks - 0.1%

Electric Utilities - 0.1%
AES Trust III 6.75% (Cost $329,167)	6,600	247,764
Floating Rate Loans - 8.4%
	Principal Amount
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 5.1488% 4/30/14 (d)	$ 857,348	428,674
United Air Lines, Inc. Tranche B, term loan 2.6465% 2/1/14 (d)	2,390,411	1,147,397
		1,576,071
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - 0.7%
Federal-Mogul Corp.:
Tranche B, term loan 3.4896% 12/27/14 (d)	$ 534,225	$ 240,401
Tranche C, term loan 2.641% 12/27/15 (d)	413,595	186,118
Ford Motor Co. term loan 5% 12/15/13 (d)	1,060,000	429,300
General Motors Corp. term loan 5.795% 11/29/13 (d)	1,265,000	569,250
Lear Corp. term loan 3.8968% 4/25/12 (d)	938,664	403,626
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.22% 4/30/14 (d)	575,000	353,625
		2,182,320
Broadcasting - 0.2%
VNU, Inc. term loan 4.2434% 8/9/13 (d)	807,935	545,356
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.0596% 3/6/14 (d)	1,692,900	1,252,746
CSC Holdings, Inc. Tranche B, term loan 2.9492% 3/31/13 (d)	2,452,152	2,078,199
Insight Midwest Holdings LLC Tranche B, term loan 3.91% 4/6/14 (d)	200,000	144,000
		3,474,945
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 7.9862% 5/4/15 pay-in-kind (d)	590,000	236,000
Containers - 0.3%
Anchor Glass Container Corp. term loan 6.8255% 6/20/14 (d)	980,938	784,750
Diversified Financial Services - 0.1%
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.4588% 12/15/11 (d)	16,541	13,398
Credit-Linked Deposit 3.4588% 12/15/13 (d)	52,765	42,740
Tranche 1LN, term loan 2.4613% 12/15/13 (d)	247,378	200,376
		256,514
Electric Utilities - 1.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4612% 3/30/12 (d)	415,575	232,722
term loan 4.4588% 3/30/14 (d)	3,078,607	1,724,020
NRG Energy, Inc.:
term loan 2.675% 2/1/13 (d)	254,162	221,121
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - continued
NRG Energy, Inc.: - continued
Credit-Linked Deposit 2.8587% 2/1/13 (d)	$ 125,083	$ 108,822
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 5.3603% 10/10/14 (d)	2,668,245	1,867,771
		4,154,456
Entertainment/Film - 0.2%
Zuffa LLC term loan 2.5% 6/19/15 (d)	1,208,456	676,736
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 9.72% 8/6/12 (d)	730,000	365,000
Las Vegas Sands LLC:
term loan 2.22% 5/23/14 (d)	144,136	61,978
Tranche B, term loan 2.22% 5/23/14 (d)	683,767	294,020
		720,998
Healthcare - 1.0%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (d)	1,556,242	1,198,306
Tranche DD, term loan 1.8013% 7/25/14 (d)(f)	79,611	61,301
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (d)	1,712,110	1,318,324
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (d)	932,514	550,183
		3,128,114
Homebuilding/Real Estate - 0.1%
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (d)	45,491	28,659
Tranche B, term loan 5.7063% 10/10/13 (d)	168,965	106,448
Tranche DD, term loan 6.7263% 10/10/13 (d)	403,977	254,506
		389,613
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 3.6819% 12/20/12 (d)	1,568,912	1,286,508
Publishing/Printing - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 13.0163% 12/12/14 (d)	867,535	260,260
R.H. Donnelley Corp. Tranche D2, term loan 6.7769% 6/30/11 (d)	345,000	191,475
		451,735
Services - 0.4%
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (d)	52,567	42,316
Floating Rate Loans - continued
	Principal Amount	Value
Services - continued
ARAMARK Corp.: - continued
term loan 3.3338% 1/26/14 (d)	$ 827,433	$ 666,084
Penhall International Corp. term loan 12.2875% 4/1/12 pay-in-kind (d)	1,119,745	447,898
		1,156,298
Super Retail - 0.2%
Dollar General Corp. Tranche B1, term loan 5.2862% 7/6/14 (d)	700,000	539,000
Technology - 0.9%
Flextronics International Ltd.:
Tranche B-A, term loan 6.1554% 10/1/14 (d)	1,037,832	653,834
Tranche B-A1, term loan 7.0688% 10/1/14 (d)	268,207	168,970
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (d)	668,295	394,294
Kronos, Inc.:
Tranche 1LN, term loan 3.7088% 6/11/14 (d)	1,476,046	856,106
Tranche 2LN, term loan 7.2088% 6/11/15 (d)	730,000	328,500
SS&C Technologies, Inc. term loan 5.6311% 11/23/12 (d)	359,316	233,556
		2,635,260
Telecommunications - 0.2%
Digicel International Finance Ltd. term loan 4% 3/30/12 (d)	405,000	315,900
MetroPCS Wireless, Inc. Tranche B, term loan 4.8434% 11/3/13 (d)	264,324	214,102
		530,002
Textiles & Apparel - 0.3%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.0376% 9/5/13 (d)	237,855	195,041
Levi Strauss & Co. term loan 3.445% 4/4/14 (d)	1,040,000	566,800
		761,841
TOTAL FLOATING RATE LOANS (Cost $34,803,442)		25,486,517
Cash Equivalents - 3.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) # (Cost $9,453,000)	$ 9,453,025	$ 9,453,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $382,380,548)		298,274,885
NET OTHER ASSETS - 1.6%		4,880,990
NET ASSETS - 100%		$ 303,155,875
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,971,308 or 14.8% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $837,781 or 0.3% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $53,074 and $40,867, respectively.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,453,000 due 1/02/09 at 0.05%
Banc of America Securities LLC	$ 1,110,019
Bank of America, NA	2,034,291
Barclays Capital, Inc.	2,494,362
Goldman, Sachs & Co.	3,663,982
UBS Securities LLC	150,346
$ 9,453,000
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 298,274,885	$ -	$ 291,317,987	$ 6,956,898
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,043,950
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,633,223)
Cost of Purchases	2,500,000
Proceeds of Sales	-
Amortization/Accretion	(15,393)
Transfer in/out of Level 3	5,061,564
Ending Balance	$ 6,956,898

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $381,079,635. Net unrealized depreciation aggregated $82,804,750, of which $5,887,432 related to appreciated investment securities and $88,692,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

December 31, 2008

1.842156.102

ITCIP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 21.5%
Communications Equipment - 21.5%
ADC Telecommunications, Inc. (a)	327,200	$ 1,789,784
Aruba Networks, Inc. (a)	13,100	33,405
AudioCodes Ltd. (a)	636,600	1,088,586
Ciena Corp. (a)	188,200	1,260,940
Cisco Systems, Inc. (a)	3,274,000	53,366,199
Cogo Group, Inc. (a)	394,269	1,916,147
CommScope, Inc. (a)	117,800	1,830,612
Comverse Technology, Inc. (a)	740,100	4,633,026
Delta Networks, Inc.	7,139,000	1,119,730
F5 Networks, Inc. (a)	16,802	384,094
Harris Stratex Networks, Inc. Class A (a)	420,616	2,170,379
Infinera Corp. (a)	160,000	1,433,600
Powerwave Technologies, Inc. (a)	1,924,200	962,100
QUALCOMM, Inc.	1,186,800	42,523,044
Riverbed Technology, Inc. (a)	100	1,139
Sandvine Corp. (a)	2,267,800	1,509,754
Sandvine Corp. (U.K.) (a)	1,156,000	739,897
Sonus Networks, Inc. (a)	320,433	506,284
Starent Networks Corp. (a)	1,327,412	15,836,025
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	41,400	323,334
Tellabs, Inc. (a)	606,100	2,497,132
ZTE Corp. (H Shares)	157,000	414,769
		136,339,980
COMPUTERS & PERIPHERALS - 8.5%
Computer Hardware - 7.7%
3PAR, Inc. (a)	8,200	62,566
Apple, Inc. (a)	71,300	6,085,455
Hewlett-Packard Co.	950,400	34,490,016
HTC Corp.	414,560	4,136,113
NCR Corp. (a)	94,600	1,337,644
Palm, Inc. (a)(d)	185,300	568,871
Stratasys, Inc. (a)(d)	203,000	2,182,250
		48,862,915
Computer Storage & Peripherals - 0.8%
China Digital TV Holding Co. Ltd. ADR	2,100	17,598
SanDisk Corp. (a)	163,800	1,572,480
Seagate Technology	572,300	2,535,289
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Storage & Peripherals - continued
Synaptics, Inc. (a)(d)	18,650	$ 308,844
Western Digital Corp. (a)	76,400	874,780
		5,308,991
TOTAL COMPUTERS & PERIPHERALS		54,171,906
ELECTRIC UTILITIES - 0.0%
Electric Utilities - 0.0%
Enernoc, Inc. (a)(d)	11,000	81,840
ELECTRICAL EQUIPMENT - 1.4%
Electrical Components & Equipment - 1.3%
centrotherm photovoltaics AG (a)	3,300	95,405
Energy Conversion Devices, Inc. (a)	34,000	857,140
First Solar, Inc. (a)	15,700	2,165,972
General Cable Corp. (a)	53,200	941,108
JA Solar Holdings Co. Ltd. ADR (a)	53,400	233,358
Neo-Neon Holdings Ltd.	11,436,000	2,245,365
Q-Cells SE (a)	2,500	91,430
Sunpower Corp. Class B (a)	26,424	804,347
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	57,100	668,070
Yingli Green Energy Holding Co. Ltd. ADR (a)	34,300	209,230
		8,311,425
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	643,000	784,596
TOTAL ELECTRICAL EQUIPMENT		9,096,021
ELECTRONIC EQUIPMENT & COMPONENTS - 5.6%
Electronic Components - 0.7%
Amphenol Corp. Class A	112,800	2,704,944
DTS, Inc. (a)	10,481	192,326
Everlight Electronics Co. Ltd.	1,087,395	1,433,271
Vishay Intertechnology, Inc. (a)	80,800	276,336
		4,606,877
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	53,400	834,642
China Security & Surveillance Technology, Inc. (a)(d)	358,500	1,588,155
Chroma ATE, Inc.	2,499,238	1,582,279
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Digital Ally, Inc. (a)(d)	273,900	$ 846,351
Test Research, Inc.	133,288	57,951
		4,909,378
Electronic Manufacturing Services - 0.6%
Ju Teng International Holdings Ltd. (a)	2,000,000	420,795
Molex, Inc.	22,800	330,372
Trimble Navigation Ltd. (a)	114,540	2,475,209
Tyco Electronics Ltd.	40,200	651,642
		3,878,018
Technology Distributors - 3.5%
Anixter International, Inc. (a)	48,000	1,445,760
Arrow Electronics, Inc. (a)	213,600	4,024,224
Avnet, Inc. (a)	437,100	7,959,591
Ingram Micro, Inc. Class A (a)	662,300	8,868,197
		22,297,772
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		35,692,045
ENERGY EQUIPMENT & SERVICES - 0.1%
Oil & Gas Equipment & Services - 0.1%
IHS, Inc. Class A (a)	15,800	591,236
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Health Care Equipment - 0.8%
China Medical Technologies, Inc. sponsored ADR (d)	153,100	3,101,806
Golden Meditech Co. Ltd. (a)	1,532,000	208,427
I-Flow Corp. (a)	95,200	456,960
Mingyuan Medicare Development Co. Ltd.	18,260,000	1,080,342
		4,847,535
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc. (a)	800	30,096
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR	2,200	52,360
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)(d)	18,500	136,148
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
CSR Ltd.	310,343	$ 391,540
INTERNET SOFTWARE & SERVICES - 4.3%
Internet Software & Services - 4.3%
Alibaba.com Ltd. (a)	13,000	9,424
Equinix, Inc. (a)(d)	57,900	3,079,701
Google, Inc. Class A (sub. vtg.) (a)	20,900	6,429,885
LivePerson, Inc. (a)	943,900	1,717,898
Openwave Systems, Inc. (a)	88,100	57,265
Tencent Holdings Ltd.	2,093,400	13,602,083
VeriSign, Inc. (a)	128,200	2,446,056
		27,342,312
IT SERVICES - 4.0%
Data Processing & Outsourced Services - 3.4%
CyberSource Corp. (a)	30,500	365,695
MasterCard, Inc. Class A	22,100	3,158,753
Visa, Inc.	346,600	18,179,170
WNS Holdings Ltd. sponsored ADR (a)	31,900	167,475
		21,871,093
IT Consulting & Other Services - 0.6%
China Information Security Technology, Inc. (a)(d)	100,000	360,000
SAIC, Inc. (a)	50,000	974,000
Satyam Computer Services Ltd. sponsored ADR	53,300	481,832
Yucheng Technologies Ltd. (a)	231,900	1,690,551
		3,506,383
TOTAL IT SERVICES		25,377,476
MACHINERY - 0.3%
Industrial Machinery - 0.3%
China Fire & Security Group, Inc. (a)(d)	41,700	283,977
Meyer Burger Technology AG (a)	3,400	396,959
Shin Zu Shing Co. Ltd.	352,347	881,539
Toshiba Machine Co. Ltd.	129,000	382,232
		1,944,707
MEDIA - 1.3%
Advertising - 1.3%
VisionChina Media, Inc. ADR	1,567,000	8,555,820
Common Stocks - continued
	Shares	Value
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	10,500	$ 30,464
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.4%
Semiconductor Equipment - 12.0%
Aixtron AG	158,700	1,091,973
Applied Materials, Inc.	1,850,400	18,744,552
ASM International NV (NASDAQ) (a)	15,000	130,650
ASML Holding NV (NY Shares)	921,300	16,647,891
Axcelis Technologies, Inc. (a)	1,374,800	701,148
Cymer, Inc. (a)	308,900	6,767,999
FormFactor, Inc. (a)	160,500	2,343,300
Global Unichip Corp.	323,000	1,143,188
Inotera Memories, Inc. (a)	4,790,000	1,177,953
Lam Research Corp. (a)	413,300	8,795,024
LTX-Credence Corp. (a)	839,372	226,630
MEMC Electronic Materials, Inc. (a)	57,200	816,816
MKS Instruments, Inc. (a)	116,400	1,721,556
Tessera Technologies, Inc. (a)	471,874	5,605,863
Varian Semiconductor Equipment Associates, Inc. (a)	392,100	7,104,852
Verigy Ltd. (a)	303,900	2,923,518
		75,942,913
Semiconductors - 10.4%
Advanced Semiconductor Engineering, Inc. sponsored ADR	527,500	928,400
Analog Devices, Inc.	70,700	1,344,714
ARM Holdings PLC sponsored ADR	308,500	1,187,725
Atheros Communications, Inc. (a)(d)	139,100	1,990,521
AuthenTec, Inc. (a)	142,100	237,307
Cavium Networks, Inc. (a)	519,391	5,458,799
Cree, Inc. (a)	198,800	3,154,956
Cypress Semiconductor Corp. (a)(d)	433,600	1,938,192
Diodes, Inc. (a)	51,800	313,908
Elan Microelectronics Corp.	264,000	185,666
Fairchild Semiconductor International, Inc. (a)	190,600	932,034
Infineon Technologies AG sponsored ADR (a)	649,700	909,580
Intel Corp.	436,900	6,404,954
International Rectifier Corp. (a)	318,200	4,295,700
Maxim Integrated Products, Inc.	415,800	4,748,436
Micron Technology, Inc. (a)	1,076,600	2,842,224
National Semiconductor Corp.	309,100	3,112,637
Netlogic Microsystems, Inc. (a)	20,400	449,004
NVIDIA Corp. (a)	45,800	369,606
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Powertech Technology, Inc.	1,936,000	$ 3,225,190
Samsung Electronics Co. Ltd.	9,738	3,540,684
Siliconware Precision Industries Co. Ltd. sponsored ADR	236,002	1,052,569
SiRF Technology Holdings, Inc. (a)	203,400	260,352
Taiwan Semiconductor Manufacturing Co. Ltd.	1,829,000	2,477,730
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	655,800	5,180,820
Texas Instruments, Inc.	586,800	9,107,136
Zoran Corp. (a)	96,400	658,412
		66,307,256
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		142,250,169
SOFTWARE - 21.6%
Application Software - 6.2%
Ansys, Inc. (a)	20,600	574,534
Autodesk, Inc. (a)	3,400	66,810
Autonomy Corp. PLC (a)	233,900	3,303,532
Cadence Design Systems, Inc. (a)	1,860,300	6,808,698
Callidus Software, Inc. (a)	504,119	1,507,316
Concur Technologies, Inc. (a)(d)	50,039	1,642,280
Epicor Software Corp. (a)	100,000	480,000
Kingdee International Software Group Co. Ltd.	7,164,000	745,418
Longtop Financial Technologies Ltd. ADR (a)	103,900	1,570,968
Magma Design Automation, Inc. (a)	244,300	249,186
Nuance Communications, Inc. (a)(d)	158,800	1,645,168
Parametric Technology Corp. (a)	227,200	2,874,080
Quest Software, Inc. (a)	12,187	153,434
Salesforce.com, Inc. (a)	175,151	5,606,584
Smith Micro Software, Inc. (a)	395,175	2,197,173
SuccessFactors, Inc. (a)	371,900	2,134,706
Synchronoss Technologies, Inc. (a)(d)	430,600	4,590,196
Synopsys, Inc. (a)	35,400	655,608
Taleo Corp. Class A (a)	159,904	1,252,048
Verint Systems, Inc. (a)	149,300	1,045,100
		39,102,839
Home Entertainment Software - 3.9%
Activision Blizzard, Inc. (a)	28,500	246,240
Electronic Arts, Inc. (a)	120,300	1,929,612
Gameloft (a)	434,000	924,753
Kingsoft Corp. Ltd.	1,318,000	440,821
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - continued
Nintendo Co. Ltd.	37,000	$ 14,134,000
Perfect World Co. Ltd. sponsored ADR Class B (a)	411,516	7,098,651
THQ, Inc. (a)	75,100	314,669
		25,088,746
Systems Software - 11.5%
CA, Inc.	411,700	7,628,801
Check Point Software Technologies Ltd. (a)	19,500	370,305
CommVault Systems, Inc. (a)	30,200	404,982
Insyde Software Corp.	699,000	1,228,448
McAfee, Inc. (a)	72,700	2,513,239
Microsoft Corp.	2,015,800	39,187,152
Oracle Corp. (a)	187,500	3,324,375
Phoenix Technologies Ltd. (a)	2,000	7,000
Red Hat, Inc. (a)	202,200	2,673,084
Symantec Corp. (a)	1,104,900	14,938,248
VMware, Inc. Class A (a)	26,800	634,892
		72,910,526
TOTAL SOFTWARE		137,102,111
SPECIALTY RETAIL - 0.4%
Computer & Electronics Retail - 0.4%
The Game Group PLC	1,328,861	2,499,104
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	108,500	3,181,220
Crown Castle International Corp. (a)	140,200	2,464,716
SBA Communications Corp. Class A (a)	141,600	2,310,912
		7,956,848
TOTAL COMMON STOCKS (Cost $764,628,764)		594,489,718
Convertible Bonds - 0.6%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Advanced Micro Devices, Inc. 5.75% 8/15/12 (Cost $7,921,346)	$ 10,300,000	$ 3,540,625
Money Market Funds - 9.7%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	50,828,116	50,828,116
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	10,948,932	10,948,932
TOTAL MONEY MARKET FUNDS (Cost $61,777,048)		61,777,048
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $834,327,158)		659,807,391
NET OTHER ASSETS - (3.9)%		(24,469,693)
NET ASSETS - 100%		$ 635,337,698
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 94,183
Fidelity Securities Lending Cash Central Fund	227,590
Total	$ 321,773
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 729,958	$ -	$ 185,895	$ -	$ -
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 659,807,391	$ 607,467,339	$ 52,340,052	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $855,843,829. Net unrealized depreciation aggregated $196,036,438, of which $17,364,812 related to appreciated investment securities and $213,401,250 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

December 31, 2008

1.842154.102

TSCIP-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.9%
Communications Equipment - 4.9%
Aruba Networks, Inc. (a)	2,600	$ 6,630
F5 Networks, Inc. (a)	400	9,144
Infinera Corp. (a)	33,600	301,056
Juniper Networks, Inc. (a)	300	5,253
Polycom, Inc. (a)	400	5,404
Sandvine Corp. (a)	2,700	1,797
Starent Networks Corp. (a)	510,500	6,090,265
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	12,600	98,406
		6,517,955
COMPUTERS & PERIPHERALS - 0.2%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,100	93,885
Computer Storage & Peripherals - 0.1%
Isilon Systems, Inc. (a)	31,300	102,977
NetApp, Inc. (a)	300	4,191
		107,168
TOTAL COMPUTERS & PERIPHERALS		201,053
DIVERSIFIED TELECOMMUNICATION SERVICES - 53.8%
Alternative Carriers - 10.8%
Cable & Wireless PLC	5,367	12,320
Cogent Communications Group, Inc. (a)	35,600	232,468
Global Crossing Ltd. (a)	1,114,800	8,851,512
Iliad Group SA	800	69,784
Level 3 Communications, Inc. (a)(d)	826,037	578,226
PAETEC Holding Corp. (a)	39,000	56,160
tw telecom, inc. (a)	540,500	4,578,035
		14,378,505
Integrated Telecommunication Services - 43.0%
AT&T, Inc.	533,292	15,198,822
Cbeyond, Inc. (a)	315,200	5,036,896
China Unicom Ltd. sponsored ADR	234,300	2,858,460
Cincinnati Bell, Inc. (a)	154,200	297,606
Consolidated Communications Holdings, Inc.	42,800	508,464
Deutsche Telekom AG (Reg.)	400	6,120
Embarq Corp.	1,800	64,728
FairPoint Communications, Inc.	6,204	20,349
France Telecom SA	32,100	898,963
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
NTELOS Holdings Corp.	21,351	$ 526,516
PT Indosat Tbk	25,700	13,154
PT Telkomunikasi Indonesia Tbk Series B	194,000	119,336
Qwest Communications International, Inc. (d)	3,229,500	11,755,380
Telecom Italia SpA sponsored ADR	7,700	125,125
Telefonica SA	600	13,607
Telefonica SA sponsored ADR (d)	65,200	4,393,828
Telenor ASA	1,800	12,223
Telenor ASA sponsored ADR	1,100	22,550
Telkom SA Ltd.	900	10,991
Verizon Communications, Inc.	457,400	15,505,860
Vimpel Communications sponsored ADR	2,000	14,320
Windstream Corp.	2,596	23,883
		57,427,181
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		71,805,686
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
Equinix, Inc. (a)	7,510	399,457
Google, Inc. Class A (sub. vtg.) (a)	100	30,765
SAVVIS, Inc. (a)(d)	14,900	102,661
		532,883
MEDIA - 12.9%
Cable & Satellite - 12.9%
Comcast Corp. Class A	223,400	3,770,992
DISH Network Corp. Class A (a)	115,200	1,277,568
Liberty Global, Inc. Class A (a)	200	3,184
The DIRECTV Group, Inc. (a)	309,000	7,079,190
Virgin Media, Inc. (d)	1,014,100	5,060,359
		17,191,293
SOFTWARE - 3.1%
Application Software - 0.3%
Nuance Communications, Inc. (a)	300	3,108
OnMobile Global Ltd.	96,107	445,029
Synchronoss Technologies, Inc. (a)	1,405	14,977
		463,114
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 2.8%
Gameloft (a)	1,728,989	$ 3,684,074
Glu Mobile, Inc. (a)	78,700	39,350
		3,723,424
TOTAL SOFTWARE		4,186,538
WIRELESS TELECOMMUNICATION SERVICES - 24.2%
Wireless Telecommunication Services - 24.2%
America Movil SAB de CV Series L sponsored ADR	1,200	37,188
American Tower Corp. Class A (a)	150,200	4,403,864
Bharti Airtel Ltd. (a)	8,842	130,459
China Mobile (Hong Kong) Ltd. sponsored ADR	2,200	111,870
Clearwire Corp. Class A (a)	5,900	29,087
Crown Castle International Corp. (a)	137,500	2,417,250
Idea Cellular Ltd. (a)	15,887	17,252
Leap Wireless International, Inc. (a)	79,600	2,140,444
MetroPCS Communications, Inc. (a)	83,400	1,238,490
Millicom International Cellular SA	38,600	1,733,526
MTN Group Ltd.	19,000	220,319
NII Holdings, Inc. (a)	96,800	1,759,824
NTT DoCoMo, Inc.	86	169,135
Orascom Telecom Holding SAE unit	300	8,187
Rogers Communications, Inc. Class B (non-vtg.)	500	15,037
SBA Communications Corp. Class A (a)(d)	190,600	3,110,592
Sprint Nextel Corp.	2,910,539	5,326,286
Syniverse Holdings, Inc. (a)	23,800	284,172
Telephone & Data Systems, Inc.	11,600	368,300
TIM Participacoes SA sponsored ADR (non-vtg.)	40,500	505,845
Turkcell Iletisim Hizmet AS sponsored ADR	60,300	879,174
Virgin Mobile USA, Inc. Class A (a)	900	756
Vivo Participacoes SA sponsored ADR	81,900	1,027,026
Vodafone Group PLC sponsored ADR	311,500	6,367,060
		32,301,143
TOTAL COMMON STOCKS (Cost $167,222,624)		132,736,551
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (b)	2,170,236	$ 2,170,236
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	14,892,000	14,892,000
TOTAL MONEY MARKET FUNDS (Cost $17,062,236)		17,062,236
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $49,000)	$ 49,000	49,000
TOTAL INVESTMENT PORTFOLIO - 112.3% (Cost $184,333,860)		149,847,787
NET OTHER ASSETS - (12.3)%		(16,406,130)
NET ASSETS - 100%		$ 133,441,657
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$49,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 172
Banc of America Securities LLC	5,176
Goldman, Sachs & Co.	32,900
UBS Securities LLC	10,752
$ 49,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,265
Fidelity Securities Lending Cash Central Fund	107,269
Total	$ 119,534
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 149,847,787	$ 143,976,021	$ 5,871,766	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $192,069,114. Net unrealized depreciation aggregated $42,221,327, of which $11,267,065 related to appreciated investment securities and $53,488,392 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

December 31, 2008

1.811346.104

FR1-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 89.7%
	Principal Amount	Value
Aerospace - 0.7%
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 2.47% 5/11/14 (b)	$ 1,132,750	$ 656,995
Tranche 2LN, term loan 5.47% 5/11/15 pay-in-kind (b)	860,000	326,800
Sequa Corp. term loan 4.669% 12/3/14 (b)	7,664,215	4,215,318
TransDigm, Inc. term loan 3.4975% 6/23/13 (b)	9,760,000	7,808,000
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 2.72% 9/29/13 (b)	1,556,000	1,120,320
Tranche 2LN, term loan 6.22% 3/28/14 (b)	570,000	399,000
		14,526,433
Air Transportation - 1.4%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 3.9661% 4/30/12 (b)	7,761,600	5,161,464
Tranche 2LN, term loan 5.1488% 4/30/14 (b)	13,787,214	6,893,607
Northwest Airlines, Inc. term loan 3.44% 12/31/10 (b)	12,931,328	9,633,839
United Air Lines, Inc. Tranche B, term loan 2.6465% 2/1/14 (b)	11,532,303	5,535,505
		27,224,415
Automotive - 3.4%
AM General LLC:
term loan 7.9463% 4/17/12 (b)	19,333,148	10,053,237
Tranche B, term loan 5.5023% 9/30/13 (b)	10,861,621	7,168,670
3.9613% 9/30/12 (b)	444,716	293,512
Ford Motor Co. term loan 5% 12/15/13 (b)	14,020,600	5,678,343
General Motors Corp. term loan 5.795% 11/29/13 (b)	31,752,235	14,288,506
Navistar International Corp.:
term loan 3.7213% 1/19/12 (b)	22,278,667	12,476,053
Credit-Linked Deposit 5.17% 1/19/12 (b)	8,101,333	4,536,747
Oshkosh Co. Tranche B, term loan 3.4248% 12/6/13 (b)	8,981,724	4,939,948
Rexnord Corp. Tranche B, term loan 5.9025% 7/19/13 (b)	4,740,820	3,318,574
Visteon Corp. term loan 7.75% 6/13/13 (b)	20,445,000	4,702,350
		67,455,940
Floating Rate Loans (c) - continued
	Principal Amount	Value
Broadcasting - 2.0%
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (b)	$ 10,029,863	$ 6,318,813
Nexstar Broadcasting, Inc. Tranche B, term loan 3.2088% 10/1/12 (b)	5,404,296	2,702,148
Univision Communications, Inc.:
Tranche 1LN, term loan 2.7113% 9/29/14 (b)	40,335,000	15,730,650
Tranche 2LN, term loan 2.9613% 3/29/09 (b)	5,778,750	3,929,550
VNU, Inc. term loan 4.2434% 8/9/13 (b)	16,906,035	11,411,573
		40,092,734
Cable TV - 5.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.0596% 3/6/14 (b)	70,624,511	52,262,138
CSC Holdings, Inc. Tranche B, term loan 2.9492% 3/31/13 (b)	38,597,409	32,711,304
Discovery Communications, Inc. term loan 3.4588% 5/14/14 (b)	14,806,738	12,289,593
Liberty Cablevision of Puerto Rico LTC term loan 3.9963% 6/15/14 (b)	2,019,250	969,240
San Juan Cable, Inc. Tranche 1, term loan 4.21% 10/31/12 (b)	5,381,235	3,228,741
UPC Broadband Holding BV Tranche N1, term loan 3.1813% 12/31/14 (b)	27,628,990	17,889,771
		119,350,787
Capital Goods - 1.7%
Amsted Industries, Inc.:
term loan 6.6746% 4/5/13 (b)	3,538,340	2,123,004
Tranche DD, term loan 4.1356% 4/5/13 (b)	2,289,139	1,373,483
Ashtead Group PLC term loan 3.25% 8/31/11 (b)	5,472,000	4,322,880
Baker Tanks, Inc. Tranche C, term loan 3.1079% 5/8/14 (b)	1,457,800	772,634
Chart Industries, Inc. Tranche B, term loan 2.5% 10/17/12 (b)	226,667	189,267
Dresser, Inc.:
Tranche 2LN, term loan 7.9862% 5/4/15 pay-in-kind (b)	15,330,000	6,132,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Capital Goods - continued
Dresser, Inc.: - continued
Tranche B 1LN, term loan 4.4089% 5/4/14 (b)	$ 8,108,052	$ 4,864,831
EnergySolutions, Inc.:
Credit-Linked Deposit 2.72% 6/7/13 (b)	465,056	330,190
term loan 4.15% 6/7/13 (b)	10,581,470	7,512,844
Flowserve Corp. term loan 2.9943% 8/10/12 (b)	1,172,688	1,043,692
Kinetek Industries, Inc. Tranche B, term loan 3.9363% 11/10/13 (b)	1,187,018	771,562
Polypore, Inc. Tranche B, term loan 3.93% 7/3/14 (b)	8,139,793	4,721,080
		34,157,467
Chemicals - 0.6%
Lyondell Chemical Co. Tranche A, term loan 5.325% 12/20/13 (b)	8,908,188	4,097,766
Solutia, Inc. term loan 8.5% 2/28/14 (b)	12,337,438	8,266,083
		12,363,849
Consumer Products - 1.8%
Amscan Holdings, Inc. term loan 3.9313% 5/25/13 (b)	6,415,725	3,849,435
Fender Musical Instrument Corp.:
term loan 3.71% 6/9/14 (b)	6,172,667	3,394,967
Tranche DD, term loan 2.72% 6/9/14 (b)	3,117,667	1,714,717
Huish Detergents, Inc. Tranche B 1LN, term loan 2.23% 4/26/14 (b)	12,977,063	9,343,486
Jarden Corp.:
term loan 3.2088% 1/24/12 (b)	4,959,369	3,769,121
Tranche B2, term loan 3.2088% 1/24/12 (b)	1,279,088	972,107
KIK Custom Products, Inc. Tranche 1LN, term loan 5.8% 5/31/14 (b)	5,890,624	2,297,343
Simmons Bedding Co. Tranche D, term loan 9.1242% 12/19/11 (b)	4,461,139	2,342,098
Sports Authority, Inc. Tranche B, term loan 3.7088% 5/3/13 (b)	16,039,459	8,661,308
		36,344,582
Containers - 1.7%
Anchor Glass Container Corp. term loan 6.8255% 6/20/14 (b)	12,800,000	10,240,000
Crown Holdings, Inc.:
term loan B 2.945% 11/15/12 (b)	1,940,000	1,629,600
Floating Rate Loans (c) - continued
	Principal Amount	Value
Containers - continued
Crown Holdings, Inc.: - continued
Tranche B, term loan 2.945% 11/15/12 (b)	$ 11,009,500	$ 9,247,980
Owens-Brockway Glass Container, Inc. Tranche B, term loan 2.695% 6/14/13 (b)	16,328,048	13,062,439
		34,180,019
Diversified Financial Services - 4.1%
AlixPartners LLP Tranche B, term loan 4.9263% 10/12/13 (b)	17,388,892	14,563,197
AX Acquisition Corp. Tranche B1, term loan 5.4375% 8/15/14 (b)	7,709,754	4,780,047
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 6% 8/3/12 (b)	19,561,734	10,367,719
Tranche 2LN, term loan 8.5% 8/3/13 (b)	4,770,000	1,049,400
Lender Processing Services, Inc. Tranche B, term loan 2.9613% 6/18/14 (b)	8,313,225	7,731,299
LPL Investment Holdings, Inc. Tranche D, term loan 2.8139% 6/28/13 (b)	9,800,438	6,958,311
Nuveen Investments, Inc. term loan 3.8113% 11/13/14 (b)	19,032,060	7,041,862
Royalty Pharma Finance Trust Tranche B, term loan 3.7088% 4/16/13 (b)	23,250,161	20,227,640
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.4588% 12/15/11 (b)	584,903	473,771
Credit-Linked Deposit 3.4588% 12/15/13 (b)	1,865,840	1,511,331
Tranche 1LN, term loan 2.4613% 12/15/13 (b)	8,747,533	7,085,502
Tranche 2LN, term loan 5.7088% 12/15/14 (b)	2,445,000	1,222,500
		83,012,579
Diversified Media - 0.5%
Advanstar, Inc. Tranche 1LN, term loan 3.7088% 5/31/14 (b)	4,718,150	1,769,306
Advantage Sales & Marketing LLC term loan 3.7933% 3/29/13 (b)	2,211,952	1,415,649
Muzak Holdings LLC term loan 7.1696% 1/15/09 (b)	4,861,461	3,889,169
NextMedia Operating, Inc.:
Tranche 1, term loan 4.4755% 11/18/12 (b)	322,912	164,685
Tranche 2, term loan 11.7% 11/15/13 (b)	3,015,269	1,175,955
Quebecor Media, Inc. Tranche B, term loan 6.8188% 1/17/13 (b)	2,509,050	2,007,240
		10,422,004
Floating Rate Loans (c) - continued
	Principal Amount	Value
Electric Utilities - 8.2%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4612% 3/30/12 (b)	$ 2,375,034	$ 1,330,019
term loan 4.4588% 3/30/14 (b)	11,134,205	6,235,155
Bicent Power LLC Tranche 2LN, term loan 5.46% 12/31/14 (b)	7,570,000	4,163,500
Calpine Corp. Tranche D, term loan 4.335% 3/29/14 (b)	18,902,726	14,035,274
Coleto Creek WLE LP:
LOC 6.5119% 6/28/13 (b)	1,445,395	939,507
term loan 4.2088% 6/28/13 (b)	6,287,343	4,086,773
Dynegy Holdings, Inc. 1.97% 4/2/13 (b)	3,000,000	2,310,000
Energy Investors Funds term loan 2.945% 4/11/14 (b)	3,830,851	2,834,829
MACH Gen LLC Credit-Linked Deposit 5.7619% 2/22/13 (b)	242,828	165,123
Mirant North America LLC term loan 2.2113% 1/3/13 (b)	12,800,102	11,136,089
Nebraska Energy, Inc. Tranche 2LN, term loan 5.9663% 5/1/14 (b)	8,170,000	4,085,000
NRG Energy, Inc.:
term loan 2.675% 2/1/13 (b)	19,640,289	17,087,051
Credit-Linked Deposit 2.8587% 2/1/13 (b)	9,678,871	8,420,618
NSG Holdings LLC:
term loan 3.5% 6/15/14 (b)	2,134,248	1,707,398
Credit-Linked Deposit 3.5% 6/15/14 (b)	338,139	270,511
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 5.3639% 10/10/14 (b)	18,605,078	13,023,554
Tranche B2, term loan 5.6032% 10/10/14 (b)	86,335,770	60,435,039
Tranche B3, term loan 5.3603% 10/10/14 (b)	18,619,314	13,033,520
		165,298,960
Energy - 2.4%
Alon USA, Inc. term loan 3.2574% 8/4/13 (b)	2,120,946	1,272,568
Antero Resources Corp. Tranche 2LN, term loan 8.39% 4/12/14 (b)	10,000,000	6,000,000
Coffeyville Resources LLC:
Credit-Linked Deposit 6.6325% 12/28/10 (b)	810,811	559,459
Tranche D, term loan 6.6314% 12/28/13 (b)	2,617,991	1,806,414
Compagnie Generale de Geophysique SA term loan 4.993% 1/12/14 (b)	4,346,394	3,433,652
Express Energy Services LLC term loan 8.5% 7/11/13 (b)	6,825,000	2,730,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Energy - continued
Helix Energy Solutions Group, Inc. term loan 5.4568% 7/1/13 (b)	$ 2,509,536	$ 1,505,722
Hercules Offshore, Inc. term loan 3.21% 7/11/13 (b)	3,713,450	2,376,608
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 4.125% 11/1/13 (b)	12,320,733	9,733,379
Tranche B, Credit-Linked Deposit 3.85% 11/1/13 (b)	1,587,480	1,254,109
Quicksilver Resources, Inc. Tranche 2LN, term loan 7.75% 8/8/13 (b)	11,829,652	8,044,164
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 5.7619% 10/31/12 (b)	1,677,696	1,023,395
term loan 5.9298% 10/31/12 (b)	2,920,170	1,781,304
Venoco, Inc. Tranche 2LN, term loan 6.25% 5/7/14 (b)	5,150,000	3,244,500
Western Refining, Inc. term loan 9.25% 5/30/14 (b)	5,926,886	2,667,099
		47,432,373
Entertainment/Film - 1.4%
LodgeNet Entertainment Corp. term loan 3.46% 4/4/14 (b)	5,193,277	1,869,580
MGM Holdings II, Inc.:
term loan 4.7088% 4/8/12 (b)	5,554,084	2,166,093
Tranche B, term loan 4.2409% 4/8/12 (b)	37,431,940	14,598,457
National CineMedia LLC term loan 3.75% 2/13/15 (b)	16,210,000	9,077,600
		27,711,730
Environmental - 0.1%
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 2.7113% 2/5/13 (b)	5,045,737	2,270,582
Synagro Technologies, Inc. Tranche 1LN, term loan 4.2439% 3/30/14 (b)	216,700	140,855
		2,411,437
Food and Drug Retail - 1.4%
GNC Corp. term loan 6.143% 9/16/13 (b)	16,865,493	10,456,606
Rite Aid Corp. Tranche ABL, term loan 2.7078% 6/4/14 (b)	31,170,784	16,832,223
		27,288,829
Food/Beverage/Tobacco - 2.7%
Advance Food Co.:
Tranche 1LN, term loan 2.22% 3/16/14 (b)	2,422,408	1,211,204
Tranche DD 1LN, term loan 2.22% 3/16/14 (b)	209,220	104,610
Bolthouse Farms, Inc. Tranche 1, term loan 6.1875% 12/16/12 (b)	4,394,487	3,164,031
Culligan International Co. Tranche 1LN, term loan 5.029% 11/24/12 (b)	14,405,038	8,066,821
Floating Rate Loans (c) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Dean Foods Co. Tranche B, term loan 2.9496% 4/2/14 (b)	$ 15,670,253	$ 13,476,418
Jetro Holdings, Inc. term loan 4.08% 7/2/14 (b)	18,748,781	13,311,635
Wm. Wrigley Jr. Co. Tranche B, term loan 7.75% 10/6/14 (b)	14,920,000	14,136,700
		53,471,419
Gaming - 2.9%
Centaur Gaming LLC:
Tranche 1LN, term loan 8.25% 10/30/12 (b)	6,980,106	3,490,053
Tranche 2LN, term loan 14.7619% 10/30/12 (b)	4,619,257	1,616,740
Fantasy Springs Resort Casino term loan 9.72% 8/6/12 (b)	7,190,000	3,595,000
Greenwood Racing, Inc. term loan 2.72% 11/28/11 (b)	6,957,229	3,826,476
Harrah's Entertainment, Inc. Tranche B1, term loan 6.5089% 1/28/15 (b)	7,443,750	4,317,375
Kerzner International Ltd.:
term loan 6.6501% 9/1/13 (b)	28,662,704	11,465,082
Class DD, term loan 5.0136% 9/1/13 (b)	14,651,984	5,860,794
PITG Gaming Investor Holdings LLC Tranche 1LN, term loan 9.25% 2/19/13 (b)	5,650,000	3,107,500
Venetian Macau Ltd. Tranche B, term loan:
2.72% 5/26/12 (b)	7,752,589	3,798,769
6.02% 5/26/13 (b)	13,577,662	6,653,054
Venetian Macau US Finance, Inc. Tranche B, term loan 6.02% 5/25/13 (b)	19,550,730	9,579,858
		57,310,701
Healthcare - 12.4%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.1795% 2/7/12 (b)	8,631,670	7,336,920
Bausch & Lomb, Inc. term loan:
4.7088% 4/26/15 (b)	7,128,000	4,918,320
4.8071% 4/26/15 (b)(d)	1,800,000	1,242,000
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (b)	34,611,683	26,650,996
Tranche DD, term loan 1.8013% 7/25/14 (b)(d)	1,770,748	1,363,476
Concentra Operating Corp. Tranche B 1LN, term loan 3.71% 6/25/14 (b)	6,882,563	4,060,712
DaVita, Inc. Tranche B1, term loan 3.2952% 10/5/12 (b)	9,045,432	7,869,526
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (b)	7,334,059	6,380,631
Tranche B 2LN, term loan 6.75% 9/10/14 (b)	3,950,941	3,437,319
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
Graceway Pharmaceuticals LLC:
Tranche B 1LN, term loan 4.2088% 5/3/12 (b)	$ 4,106,250	$ 2,545,875
Tranche B 2LN, term loan 7.9588% 5/3/13 (b)	5,945,000	1,575,425
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (b)	99,354,769	76,503,166
HealthSouth Corp. term loan 4.6986% 3/10/13 (b)	7,998,112	5,918,603
Hologic, Inc. Tranche B, term loan 4.7527% 3/31/13 (b)	4,362,128	3,882,294
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 3.7227% 6/26/14 (b)	20,373,066	13,140,628
Invitrogen Corp. Tranche B, term loan 5.25% 9/19/15 (b)	6,518,663	6,062,356
Manor Care, Inc. term loan 3.6988% 12/21/14 (b)	9,468,797	6,344,094
Mylan, Inc. Tranche B, term loan 4.9813% 10/2/14 (b)	15,038,088	12,782,375
National Mentor, Inc.:
Credit-Linked Deposit 5.72% 6/29/13 (b)	282,143	180,571
Tranche B, term loan 3.46% 6/29/13 (b)	4,611,705	2,951,491
National Renal Institutes, Inc. term loan 3.75% 3/31/13 (b)	9,225,628	5,074,096
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (b)	20,628,492	12,170,810
Renal Advantage, Inc. Tranche B, term loan 4.4969% 9/30/12 (b)	3,648,425	2,444,444
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 6.6597% 6/15/14 (b)	20,987,514	11,753,008
Tranche 2LN, term loan 10.385% 6/15/15 (b)	8,000,000	4,400,000
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 3.4588% 4/19/13 (b)	1,586,903	1,110,832
Tranche B, term loan 4.8234% 4/19/14 (b)	6,935,366	4,854,756
Tranche DD, term loan 3.7443% 4/19/14 (b)	940,839	658,587
Team Health, Inc. term loan 3.9661% 11/22/12 (b)	6,423,779	4,368,169
U.S. Oncology, Inc. Tranche C, term loan 6.5119% 8/20/11 (b)	501,468	416,218
VWR Funding, Inc. term loan 2.9613% 6/29/14 (b)	10,000,000	6,300,000
		248,697,698
Homebuilding/Real Estate - 1.4%
Capital Automotive (REIT) Tranche B, term loan 3.19% 12/16/10 (b)	15,577,382	5,763,631
CB Richard Ellis Group, Inc. Tranche B, term loan 2.0861% 12/20/13 (b)	8,627,273	3,882,273
General Growth Properties, Inc. Tranche A1, term loan 3.08% 2/24/10 (b)	13,560,526	3,457,934
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (b)	3,940,450	2,482,483
Floating Rate Loans (c) - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Realogy Corp.: - continued
Tranche B, term loan 5.7063% 10/10/13 (b)	$ 14,635,957	$ 9,220,653
Tishman Speyer Properties term loan 2.34% 12/27/12 (b)	7,780,000	2,800,800
		27,607,774
Hotels - 0.1%
Fontainebleau Florida Hotel LLC:
Tranche B, term loan 5.4425% 6/6/14 (b)	4,615,708	1,292,398
Tranche DD, term loan 6/6/14 (d)	2,307,854	646,199
		1,938,597
Insurance - 0.2%
USI Holdings Corp. Tranche B, term loan 4.21% 5/4/14 (b)	8,431,253	3,794,064
Leisure - 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.8929% 6/8/12 (b)	6,893,233	3,998,075
AMF Bowling Worldwide, Inc. Tranche B, term loan 4.5881% 6/8/13 (b)	4,816,650	1,926,660
Intrawest Resorts term loan 8.94% 10/23/09 (b)	13,870,856	7,628,971
London Arena & Waterfront Finance LLC Tranche A, term loan 4.6856% 3/8/12 (b)	2,871,557	2,010,090
Six Flags, Inc. Tranche B, term loan 3.6861% 4/30/15 (b)	7,179,179	4,199,820
Southwest Sports Group, Inc. Tranche B, term loan 4% 12/22/10 (b)	13,150,000	6,575,000
Universal City Development Partners Ltd. term loan 6.447% 6/9/11 (b)	9,042,501	7,776,551
		34,115,167
Metals/Mining - 0.6%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 2% 10/26/12 (b)	1,091,025	938,282
Compass Minerals Tranche B, term loan 3.2568% 12/22/12 (b)	4,049,879	3,401,899
Oxbow Carbon LLC:
Tranche B, term loan 5.7619% 5/8/14 (b)	10,851,169	6,836,237
Tranche DD, term loan 2.4612% 5/8/14 (b)	733,476	462,090
		11,638,508
Floating Rate Loans (c) - continued
	Principal Amount	Value
Paper - 1.7%
Domtar Corp. Tranche B, term loan 3.2513% 3/7/14 (b)	$ 4,296,412	$ 2,835,632
Georgia-Pacific Corp. Tranche B1, term loan 3.6819% 12/20/12 (b)	18,221,045	14,941,257
Graphic Packaging International, Inc. Tranche C, term loan 6.6832% 5/16/14 (b)	9,497,583	7,408,115
NewPage Corp. term loan 5.3142% 12/21/14 (b)	11,238,192	7,192,443
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.9263% 11/1/10 (b)	655,111	445,475
Tranche B, term loan 4.0315% 11/1/11 (b)	734,293	499,319
Tranche C, term loan 4.0662% 11/1/11 (b)	1,665,158	1,132,308
Tranche C1, term loan 3.4375% 11/1/11 (b)	435,521	296,154
		34,750,703
Publishing/Printing - 2.6%
Cenveo Corp.:
term loan 3.275% 6/21/13 (b)	10,139,467	5,779,496
Tranche DD, term loan 3.275% 6/21/13 (b)	325,420	185,489
Getty Images, Inc. term loan 7.2248% 7/2/15 (b)	11,105,156	9,883,589
Idearc, Inc. term loan 3.4175% 11/17/14 (b)	3,991,819	1,197,546
Newsday LLC term loan 9.0075% 8/1/13 (b)	4,000,000	3,120,000
The Reader's Digest Association, Inc. term loan 4.0834% 3/2/14 (b)	6,962,055	2,227,857
Thomson Learning, Inc. term loan 2.96% 7/5/14 (b)	35,579,849	23,037,952
Tribune Co. term loan 7.0838% 6/4/09 (b)	8,655,238	2,510,019
Yell Group PLC Tranche B1, term loan 3.4613% 2/10/13 (b)	7,120,000	3,916,000
		51,857,948
Railroad - 0.5%
Helm Holding Corp. Tranche 1, term loan 4.2022% 7/8/11 (b)	1,082,126	854,880
Kansas City Southern Railway Co. Tranche B, term loan 4.0733% 4/28/13 (b)	10,961,525	8,769,220
		9,624,100
Restaurants - 0.4%
Del Taco Tranche B, term loan 9.5% 3/29/13 (b)	5,330,428	1,599,128
NPC International, Inc. term loan 4.1248% 5/3/13 (b)	2,130,093	1,427,162
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.2463% 6/14/13 (b)	802,388	369,099
term loan 2.9005% 6/14/14 (b)	9,140,484	4,204,623
		7,600,012
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - 4.4%
Adesa, Inc. term loan 3.7088% 10/20/13 (b)	$ 7,787,869	$ 4,361,206
Affinion Group Holdings, Inc. term loan 9.8675% 3/1/12 (b)	5,000,000	2,000,000
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (b)	1,370,439	1,103,204
term loan 3.3338% 1/26/14 (b)	21,567,405	17,361,761
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 7.17% 4/19/12 (b)	5,216,940	1,669,421
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 3.7825% 2/7/14 (b)	2,009,213	1,044,791
Bright Horizons Family Solutions, Inc. Tranche B, term loan 7.4999% 5/28/15 (b)	2,587,000	1,655,680
Central Parking Corp.:
Credit-Linked Deposit 3.813% 5/22/14 (b)	3,236,777	2,168,640
Tranche 2LN, term loan 6.375% 11/22/14 (b)	1,950,000	1,111,500
Tranche B 1LN, term loan 2.8125% 5/22/14 (b)	4,507,986	3,020,351
Coinmach Service Corp. Tranche B, term loan 5.2201% 11/20/14 (b)	23,933,684	17,052,750
Educate, Inc.:
Tranche 1LN, term loan 3.7495% 6/14/13 (b)	36,848	21,372
Tranche 2LN, term loan 6.71% 6/14/14 (b)	2,700,000	540,000
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 5.5625% 6/1/13 (b)	11,039,730	6,844,633
Florida Career College Holdings, Inc. Tranche B, term loan 4.25% 6/7/13 (b)	8,338,869	6,337,541
Hertz Corp.:
Credit-Linked Deposit 3.025% 12/21/12 (b)	2,171,456	1,205,158
Tranche B, term loan 3.3152% 12/21/12 (b)	15,634,100	8,676,926
Rural/Metro Corp.:
Credit-Linked Deposit 4% 3/4/11 (b)	2,671,273	2,190,444
term loan 6.279% 3/4/11 (b)	3,110,215	2,550,376
Sedgwick CMS Holdings, Inc. Tranche B, term loan 3.7088% 1/31/13 (b)	1,211,598	872,351
West Corp. term loan 3.4684% 10/24/13 (b)	11,730,118	7,184,698
		88,972,803
Specialty Retailing - 1.3%
Burlington Coat Factory Warehouse Corp. term loan 4.45% 5/28/13 (b)	4,848,928	2,085,039
Claire's Stores, Inc. term loan 3.522% 5/29/14 (b)	11,805,151	4,722,060
Michaels Stores, Inc. term loan 3.523% 10/31/13 (b)	10,834,171	5,417,085
Floating Rate Loans (c) - continued
	Principal Amount	Value
Specialty Retailing - continued
Sally Holdings LLC Tranche B, term loan 4.1894% 11/16/13 (b)	$ 9,527,416	$ 6,907,377
Toys 'R' US, Inc. term loan 4.8675% 12/8/09 (b)	19,400,000	7,566,000
		26,697,561
Steels - 0.4%
Edgen Murray Corp. term loan 4.679% 5/11/14 (b)	9,357,500	5,427,350
Tube City IMS Corp.:
term loan 3.4588% 1/25/14 (b)	4,594,575	2,067,559
Revolving Credit-Linked Deposit 3.4588% 1/25/14 (b)	566,838	255,077
		7,749,986
Super Retail - 1.3%
Dollar General Corp.:
Tranche B1, term loan 5.2862% 7/6/14 (b)	16,060,000	12,366,200
Tranche B2, term loan 3.2112% 7/6/14 (b)	6,740,000	4,852,800
Harbor Freight Tools USA, Inc. Tranche C, term loan 9.75% 2/12/13 (b)	1,119,579	626,964
J. Crew Group, Inc. term loan 3.7813% 5/15/13 (b)	3,042,105	2,312,000
PETCO Animal Supplies, Inc. term loan 4.4787% 10/26/13 (b)	10,878,000	6,526,800
		26,684,764
Technology - 6.9%
Affiliated Computer Services, Inc.:
term loan 2.4713% 3/20/13 (b)	8,459,010	7,317,044
Tranche B2, term loan 3.3215% 3/20/13 (b)	6,271,419	5,424,778
First Data Corp. Tranche B3, term loan 3.2113% 9/24/14 (b)	2,962,500	1,851,563
Flextronics International Ltd.:
Tranche B-A, term loan 6.1554% 10/1/14 (b)	26,165,500	16,484,265
Tranche B-A1, term loan 7.0688% 10/1/14 (b)	7,518,822	4,736,858
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (b)	40,873,083	24,115,119
Information Resources, Inc. Tranche B, term loan 3.9095% 5/16/14 (b)	4,445,226	2,711,588
Intergraph Corp.:
Tranche 1LN, term loan 4.1813% 5/29/14 (b)	16,832,753	12,119,582
Tranche 2LN, term loan 8.1813% 11/29/14 (b)	7,615,000	5,482,800
IPC Systems, Inc. Tranche 2LN, term loan 6.75% 5/31/15 (b)	4,000,000	800,000
Kronos, Inc.:
Tranche 1LN, term loan 3.7088% 6/11/14 (b)	15,241,140	8,839,861
Floating Rate Loans (c) - continued
	Principal Amount	Value
Technology - continued
Kronos, Inc.: - continued
Tranche 2LN, term loan 7.2088% 6/11/15 (b)	$ 30,920,000	$ 13,914,000
Macrovision Solutions Corp. Tranche B, term loan 6.3418% 5/1/13 (b)	9,790,800	8,811,720
Serena Software, Inc. term loan 4.25% 3/10/13 (b)	7,013,333	4,348,267
SunGard Data Systems, Inc. term loan 4.0154% 2/28/14 (b)	32,323,131	21,979,729
		138,937,174
Telecommunications - 10.2%
Alltel Communications, Inc.:
Tranche B1, term loan 3.9388% 5/17/15 (b)	11,153,773	11,014,350
Tranche B2, term loan 4.3712% 5/16/15 (b)	38,511,104	38,029,715
Tranche B3, term loan 3.9388% 5/16/15 (b)	3,989,899	3,905,114
Asurion Corp.:
Tranche 1LN, term loan 5.1969% 7/3/14 (b)	17,000,000	11,687,500
Tranche 2LN, term loan 7.9611% 7/3/15 (b)	5,000,000	2,837,500
Crown Castle International Corp. Tranche B, term loan 5.3763% 3/6/14 (b)	5,099,175	3,212,480
Digicel International Finance Ltd.:
term loan 4% 3/30/12 (b)	42,705,000	33,309,900
Tranche C, term loan 4% 3/23/12 (b)	2,825,000	2,203,500
Hawaiian Telcom Communications, Inc. Tranche C, term loan 3.25% 6/1/14 (b)	5,743,131	2,297,253
Intelsat Jackson Holdings Ltd. term loan 6.8825% 2/1/14 (b)	16,613,189	9,967,914
Intelsat Ltd. Tranche B, term loan 6.65% 7/3/13 (b)	20,656,196	18,280,734
Knology, Inc. term loan 6.4% 6/30/12 (b)	9,245,925	5,085,259
Leap Wireless International, Inc. Tranche B, term loan 6.5% 6/16/13 (b)	7,604,256	6,235,490
Level 3 Financing, Inc. term loan 7% 3/13/14 (b)	24,770,000	15,976,650
MetroPCS Wireless, Inc. Tranche B, term loan 4.8434% 11/3/13 (b)	6,923,328	5,607,896
NTELOS, Inc. Tranche B1, term loan 2.72% 8/24/11 (b)	7,374,584	6,120,904
Nuvox, Inc. Tranche B, term loan 5.169% 5/31/14 (b)	3,211,100	2,151,437
PanAmSat Corp.:
Tranche B2 A, term loan 6.65% 1/3/14 (b)	3,777,371	3,059,670
Tranche B2 B, term loan 6.65% 1/3/14 (b)	3,776,229	3,058,745
Tranche B2 C, term loan 6.65% 1/3/14 (b)	3,776,229	3,058,745
Telesat Holding, Inc. term loan:
6.1043% 10/31/14 (b)	7,696,477	5,098,916
6.5935% 10/31/14 (b)	660,532	437,602
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
Wind Telecomunicazioni SpA term loan 11.7525% 12/12/11 pay-in-kind (b)	$ 9,221,349	$ 5,313,051
Windstream Corp. Tranche B1, term loan 6.05% 7/17/13 (b)	7,250,694	6,163,090
		204,113,415
Textiles & Apparel - 0.7%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.0376% 9/5/13 (b)	3,129,464	2,566,161
Iconix Brand Group, Inc. term loan 3.71% 4/30/13 (b)	8,134,481	5,775,481
Levi Strauss & Co. term loan 3.445% 4/4/14 (b)	11,550,000	6,294,750
		14,636,392
TOTAL FLOATING RATE LOANS (Cost $2,669,425,140)		1,799,472,924
Nonconvertible Bonds - 4.1%

Automotive - 0.5%
Ford Motor Credit Co. LLC 9.2025% 4/15/09 (b)	7,310,000	6,725,200
GMAC LLC 3.3988% 5/15/09 (b)	4,220,000	4,009,000
		10,734,200
Broadcasting - 0.1%
Paxson Communications Corp. 8.0025% 1/15/12 (a)(b)	5,000,000	1,750,000
Cable TV - 0.0%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	1,760,000	783,200
Capital Goods - 0.2%
Esco Corp. 5.8713% 12/15/13 (a)(b)	5,250,000	2,887,500
Energy - 0.4%
Energy Partners Ltd. 9.8775% 4/15/13 (b)	7,500,000	2,475,000
SandRidge Energy, Inc. 7.5075% 4/1/14 (b)	12,000,000	6,240,000
		8,715,000
Nonconvertible Bonds - 4.1%
	Principal Amount	Value
Gaming - 0.5%
Chukchansi Economic Development Authority 6.095% 11/15/12 (a)(b)	$ 8,886,000	$ 3,376,680
MGM Mirage, Inc. 13% 11/15/13 (a)	4,720,000	4,519,400
Snoqualmie Entertainment Authority 6.875% 2/1/14 (a)(b)	3,985,000	2,311,300
		10,207,380
Insurance - 0.1%
USI Holdings Corp. 6.0238% 11/15/14 (a)(b)	3,050,000	1,067,500
Leisure - 0.2%
Universal City Florida Holding Co. I/II 7.9425% 5/1/10 (b)	9,990,000	4,495,500
Metals/Mining - 0.8%
FMG Finance Property Ltd. 6.2025% 9/1/11 (a)(b)	15,065,000	9,340,300
Freeport-McMoRan Copper & Gold, Inc. 7.0838% 4/1/15 (b)	9,420,000	6,499,800
Noranda Aluminium Acquisition Corp. 6.595% 5/15/15 pay-in-kind (b)	3,510,000	1,053,000
		16,893,100
Services - 0.2%
ARAMARK Corp. 6.6925% 2/1/15 (b)	5,000,000	3,775,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.6488% 5/15/14 (b)	1,810,000	425,350
		4,200,350
Technology - 0.6%
Avago Technologies Finance Ltd. 7.7025% 6/1/13 (b)	1,000,000	796,250
Freescale Semiconductor, Inc. 5.8712% 12/15/14 (b)	18,925,000	5,866,750
Nortel Networks Corp. 9.0025% 7/15/11 (b)	8,680,000	2,039,800
NXP BV 7.5025% 10/15/13 (b)	13,280,000	3,851,200
		12,554,000
Telecommunications - 0.4%
Qwest Corp. 5.2463% 6/15/13 (b)	10,540,000	7,588,800
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 5.6975% 12/15/14 (a)(b)	1,880,000	1,316,000
TOTAL NONCONVERTIBLE BONDS (Cost $156,649,424)		83,192,530
Cash Equivalents - 5.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) # (Cost $114,084,000)	$ 114,084,307	$ 114,084,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,940,158,564)	1,996,749,454
NET OTHER ASSETS - 0.5%	9,436,006
NET ASSETS - 100%	$ 2,006,185,460
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,568,680 or 1.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,208,353 and $2,051,983, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$114,084,000 due 1/02/09 at 0.05%
Banc of America Securities LLC	$ 13,396,317
Bank of America, NA	24,550,939
Barclays Capital, Inc.	30,103,331
Goldman, Sachs & Co.	44,218,951
UBS Securities LLC	1,814,462
$ 114,084,000
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,996,749,454	$ -	$ 1,985,101,785	$ 11,647,669
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 6,327,200
Total Realized Gain (Loss)	(3)
Total Unrealized Gain (Loss)	(5,174,683)
Cost of Purchases	-
Proceeds of Sales	(12,594)
Amortization/Accretion	(5,423)
Transfer in/out of Level 3	10,513,172
Ending Balance	$ 11,647,669

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,929,884,676. Net unrealized depreciation aggregated $933,135,222, of which $5,029,890 related to appreciated investment securities and $938,165,112 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 2, 2009